As filed with the Securities and Exchange Commission on April 30, 2001
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             __X__
        Pre-Effective Amendment No.  --------                       __X__
        Post-Effective Amendment No. 19                             __X__
                                     --



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     __X__
        Amendment No.  23                                           __X__
                       --


                                  PICTET FUNDS
                                -------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 Federal Street, Boston, MA 02110
                    -----------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                Copies to:
Gail A. Hanson, Esq.                                  Pamela Wilson, Esq.
PFPC Inc.                                             Hale and Dorr
101 Federal Street   BOS610                           60 State Street
Boston, MA  02110                                     Boston, MA 02109

        It is proposed that the filing will become effective:

        __X__  immediately upon filing pursuant to paragraph (b); or
        _____ on [    ] pursuant to paragraph (b); or
        _____ 60 days after filing pursuant to paragraph (a)(1); or
        _____    on [    ] pursuant to paragraph (a)(1); or
        _____ 75 days after filing pursuant to paragraph (a)(2); or
        _____ on [    ] pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                          PICTET EASTERN EUROPEAN FUND
                           PICTET EUROPEAN EQUITY FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                        PICTET INTERNATIONAL EQUITY FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND

================================================================================








                      ----------------------
                                                   PICTET
                              LOGO                  FUNDS


                      ----------------------








                                   PROSPECTUS
                                 APRIL 30, 2001



                                                          Institutional Class
                                                                 Retail Class
                                       (Not currently available for purchase)




     The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

--------------------------------------------------------------------------------
             Table of Contents
OVERVIEW     PICTET EASTERN EUROPEAN FUND - RISK/RETURN SUMMARY..............3

Pictet Funds offers five
investment funds (the
"Funds"), each with a
distinct investment goal
and related investment
risks.  Each Fund is
authorized to offer two
classes of shares -
Institutional Class and
Retail Class.

The descriptions on the
following pages may help
you choose the Funds
that best meet your
investment needs.
However, no Fund can
guarantee it will meet
its investment
objective, and no Fund
should be relied upon as
a complete investment
program.
         Investment goal.....................................................3
         Principal investments and strategies................................3
         Principal investment risks..........................................3
         Total return........................................................4
         Fees and expenses...................................................5
         PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY............6
         Investment goal......................................................6
         Principal investments and strategies.................................6
         Principal investment risks...........................................7
         Total return.........................................................7
         Fees and expenses....................................................8
         PICTET INTERNATIONAL SMALL COMPANIES FUND - RISK/RETURN SUMMARY......9
         Investment goal......................................................9
         Principal investments and strategies.................................9
         Principal investment risks...........................................10
         Total return.........................................................10
         Fees and expenses....................................................11
         PICTET EUROPEAN EQUITY FUND - RISK/RETURN SUMMARY....................12
         Investment goal......................................................12
         Principal investments and strategies.................................12
         Principal investment risks...........................................13
         Fees and expenses....................................................13
         PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY...............14
         Investment goal......................................................14
         Principal investments and strategies.................................14
         Principal investment risks...........................................15
         Fees and expenses....................................................16
         THE FUNDS' INVESTMENTS...............................................17
         INVESTMENT ADVISER...................................................18
         Portfolio management.................................................18
         INVESTMENT AND ACCOUNT POLICIES......................................24
         Calculation of net asset value.......................................24
         Purchasing fund shares...............................................25
         Exchanges between Pictet Funds.......................................27
         Redeeming fund shares................................................27
         Dividends, distributions and taxes...................................27
         Distribution (12b-1) fees............................................29
         FINANCIAL HIGHLIGHTS.................................................30
         FOR MORE INFORMATION.................................................35

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY
======================= ========================================================

       INVESTMENT GOAL  Capital appreciation.

----------------------- -------------------------------------------------- -------------------------------------------------

 PRINCIPAL INVESTMENTS  The Fund invests primarily in equity securities    Europe.  The Fund may invest in companies with
                   AND  of companies located or conducting a significant   small, medium or large market capitalizations.
            STRATEGIES  amount of business in Eastern

----------------------- -------------------------------------------------- -------------------------------------------------
                EQUITY  Equity securities include common and preferred     EASTERN EUROPE INCLUDES:
            SECURITIES  stocks, investment company shares, convertible     o    Countries that used to form part of
                        debt securities, warrants, subscription rights          the Soviet Union, including the
                        and depositary receipts for foreign stocks.             Commonwealth of Independent States, the
                                                                                Baltic States and former CEFTA (Central
                                                                                European Free Trade Agreement) countries.
                                                                           o    Emerging countries within both the
                                                                                Mediterranean and South Eastern regions of
                                                                                Europe.
                                                                           In the future, the Fund may include other
                                                                           Emerging European countries.
----------------------- -------------------------------------------------- -------------------------------------------------
       HOW THE ADVISER  The adviser uses a "bottom-up" approach in         o    Strong or strengthening balance
    SELECTS THE FUND'S  managing the Fund's portfolio.  This means that         sheets, defined as improvements in working
           INVESTMENTS  the particular stocks selected for the portfolio        net capital over time.
                        will determine the amount of the Fund's            o    Strong financial ratios.
                        investment in each Eastern European country.       o    Industrial capacity that is
                        However, the adviser will consider                      undervalued on an international basis.
                        country-specific risks and the Fund's total        o    Ability to generate substantial excess
                        exposure to any one country in deciding whether         cash flow that may be reinvested in the
                        to invest in particular companies.                      company or distributed as dividends to
                                                                                stockholders.
                        In selecting individual stocks, the adviser        Methods used to value companies in more
                        looks for companies with:                          developed countries may not apply to Eastern
                                                                           European companies.
----------------------- -------------------------------------------------- -------------------------------------------------
             PRINCIPAL  Investors could lose money on their investments    Negative developments in Eastern Europe
            INVESTMENT  in the Fund or the Fund may not perform as well    include, but are not limited to, the following
                 RISKS  as other investments if any of the following       special risks associated with emerging market
                        occurs:                                            countries.  These include:
  AN INVESTMENT IN THE  o    Foreign or emerging market stock prices       o    Greater likelihood of economic,
    FUND IS NOT A BANK       go down generally.                                 political or social instability.
    DEPOSIT AND IS NOT  o    Changes in foreign currency rates             o    More volatile stock markets.
 INSURED OR GUARANTEED       depress the value of the Fund's investments.  o    The contagious effect of market or
        BY THE FEDERAL  o    Negative developments in Eastern Europe            economic setbacks in one country on other
     DEPOSIT INSURANCE       disproportionately hurt the companies in           emerging market countries.
    CORPORATION OR ANY       the Fund's portfolio.                         o    Possible governmental restrictions on
      OTHER GOVERNMENT  o    Political instability develops in                  currency conversions or trading.
               AGENCY.       countries formerly a part of the Soviet       o    Difficulty in accurately valuing
                             Union.                                             emerging market stocks or selling them at
                        o    An adverse event, such as an                       their fair value, especially in down
                             unfavorable earnings report, depresses the         markets.
                             value of a particular company's stock.        o    Availability of less information about
                        o    The adviser's judgment about country               emerging market companies because of less
                             allocations or the attractiveness, value or        rigorous accounting and regulatory
                             potential appreciation of a particular             standards.
                             stock proves to be incorrect.

PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - CONTINUED

============================================================================================================================
          TOTAL RETURN  This bar chart  indicates the risks of investing in
                        the  Fund  by   showing   changes   in  the  Fund's
                        performance  from  year to year.  Past  performance
                        does not  necessarily  indicate  how the Fund  will
                        perform in the future.

                                                                          [bar chart]
      QUARTERLY RETURN  PICTET EASTERN EUROPEAN FUND                         Total Return                (Institutional Class)
                        HIGHEST:  35.21% IN FOURTH QUARTER 1999              Year ended                  Year ended
                        LOWEST:  -31.19% IN THIRD QUARTER 1998               12/31/99                    12/31/00
                                                                             35.63%                      -3.38%
---------------------------------------------------- -----------------------------------------------------------------------
                        The table below indicates the risks of investing     and the Barings Eastern Europe Index.
                        in the Institutional Class of the Fund by            Performance information is not available for
                        comparing the Fund's average annual total returns    the Retail Class since it has not been active
                        for the periods shown to the International           for a full year.
                        Finance  Corporation Global Eastern Europe
                        Composite Index

----------------------- ---------------------------------------------------- -----------------------------------------------

                          PICTET EASTERN EUROPEAN FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2000
                                                                                                         LIFE OF FUND(1)
                                                                                    1 YEAR               (BEGAN 4/7/98)
                                                                                    ------               ---------------
                        PICTET EASTERN EUROPEAN FUND
                        (INSTITUTIONAL CLASS)                                       -3.38%                  -5.11%
                        IFC GLOBAL EASTERN EUROPE INDEX(2)                         -16.80%                 -19.17%

                        BARINGS EASTERN EUROPE INDEX(3)                            -11.74%                 -17.48%
---------------------------------------------------------------------------

                           (1)  The performance of the IFC Global Eastern Europe
                                Index and the Barings  Eastern Europe  Composite
                                Index is from March 31, 1998.

                           (2)  The  International  Finance  Corporation  Global
                                Eastern  Europe  Composite  Index  is  a  market
                                capitalization  weighted  index that is designed
                                to represent the performance of emerging Eastern
                                Europe stock markets.  The index includes equity
                                securities  of  98  companies   domiciled  in  5
                                countries.

                           (3) The ING Barings Eastern Europe Index is a market capitalization weighted index that is designed to represent the performance of markets in the Czech Republic, Hungary, Poland and Russia.


PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - CONTINUED
================================================================================

                        FOR YEAR ENDED 12/31/00                            INSTITUTIONAL CLASS        RETAIL CLASS(1)
     FEES AND EXPENSES

  THIS TABLE DESCRIBES
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD
   SHARES OF THE FUND.

                        SHAREHOLDER FEES (paid directly from your investment)   NONE                     NONE

                        REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS(2)   1.00%                    1.00%

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                         1.50%                    1.50%
                        DISTRIBUTION (12B-1) FEES                               NONE                     0.25%

                        OTHER EXPENSES                                          7.66%                    8.48%

                        TOTAL ANNUAL FUND OPERATING EXPENSES(3)                 9.16%                    10.23%
====================================================================================================================

                           (1)  RETAIL  CLASS  DID NOT  CONDUCT  INVESTMENT
                                OPERATIONS  DURING  THE  FISCAL  YEAR ENDED
                                DECEMBER  31, 2000.  AS A RESULT,  THE FEES
                                AND EXPENSES ARE BASED ON ESTIMATED AMOUNTS
                                FOR THE CURRENT FISCAL YEAR.
                           (2)  PLEASE SEE "REDEEMING  FUND SHARES" ON PAGE
                                27.

                           (3)  VOLUNTARY   FEE   WAIVER   AND/OR   EXPENSE
                                REIMBURSEMENT.                                  7.16%                    7.98%

                                NET EXPENSES                                    2.00%                    2.25%

                                THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY
                                BE TERMINATED AT ANY TIME.
-------------------------------------------------------------------------------------------------------------------------
       THIS EXAMPLE IS  The example assumes that:                               Although your actual costs may be higher or
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the             lower, under these assumptions your costs
   COMPARE THE COST OF       time periods indicated.                            would be:
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the
    INVESTING IN OTHER       same.+
         MUTUAL FUNDS.  o    You redeem your investment at the end of
                             each period.

                                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        INSTITUTIONAL CLASS                                      $897      $2,580      $4,127       $7,464
                        RETAIL CLASS                                             $996      $2,835        N/A          N/A
-------------------------------------------------------------------------------------------------------------------------
                           +The  example  is  calculated  using  gross  expenses.  Using  the net  expense calculation,  your costs for the Institutional  Class shares for 1, 3, 5 and 10 years in the example  would be $203,  $627,  $1,078 and  $2,327,  respectively.
                           Using the net expense  calculation,  your costs for the Retail Class shares for
                           1 and 3 years in the example would be $228 and $703, respectively.


PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY

====================== =====================================================================================================
      INVESTMENT GOAL  Long term growth of capital.
---------------------- -----------------------------------------------------------------------------------------------------
            PRINCIPAL  The Fund invests primarily in equity securities     The Fund normally invests in at least 15, but
          INVESTMENTS  of companies in emerging market countries.          never fewer than eight, emerging market
                  AND                                                      countries.
           STRATEGIES
---------------------- --------------------------------------------------- -------------------------------------------------
             EMERGING  Equity securities include common and preferred      Emerging market stocks means equity securities:
      MARKET EQUITIES  stocks, investment company shares, convertible      o    That are traded primarily in an
                       debt securities, warrants, subscription rights           emerging market country.
                       and depositary receipts for foreign stocks.         o    Of companies that derive 50% or more
                                                                                of total revenue from goods or services
                       Emerging market countries are those identified as        produced or sold in emerging market
                       developing or emerging countries by the World            countries.
                       Bank, International Finance Corporation or United   o    Of companies organized and with a
                       Nations or countries not listed in the Morgan            principal office in an emerging market
                       Stanley Capital International World Index.               country.
                       Currently, emerging market countries may include
                       those in Latin America, Southeast Asia, Africa,
                       Eastern Europe and the Middle East.
---------------------- --------------------------------------------------- -------------------------------------------------
      HOW THE ADVISER  In allocating the Fund's assets among emerging      In selecting individual emerging market
   SELECTS THE FUND'S  market countries, the adviser uses a proprietary    stocks, the adviser looks for companies with:
          INVESTMENTS  database to screen for countries that meet the      o    Current or potential high and stable
                       following standards:                                     cash generation.
                       o     Suitable safe custody of assets and           o    Strong, liquid balance sheets.
                             freedom of capital movement.                  o    Asset valuations significantly below
                       o     A higher than average number of                    replacement cost, or below the average for
                             undervalued stocks when comparing the              its sector on a global basis.  The adviser
                             companies against their benchmark values.          will also consider the debt of a company.
                       o     A favorable domestic liquidity                o    A high free cash flow relative to the
                             environment.                                       stock price.
                       o     A reasonably liquid and diverse stock         o    In the case of banks, a low stock
                             market.                                            price relative to the asset base, combined
                       o     A good or improving fiscal balance.                with a high return on equity.
                       o     An undervalued or fairly valued exchange
                             rate, combined with sustainable trade and
                             current account balances.
---------------------- --------------------------------------------------- -------------------------------------------------

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED

======================= ================================================== =================================================
             PRINCIPAL  Investors could lose money on their investments    Emerging market countries and stocks present
            INVESTMENT  in the Fund or the Fund may not perform as well    the following special risks:
                 RISKS  as other investments if any of the following
                        occurs:                                            o    Greater likelihood of economic,
  AN INVESTMENT IN THE                                                          political or social instability.
    FUND IS NOT A BANK  o    Foreign or emerging market stock prices       o    More volatile stock markets.
    DEPOSIT AND IS NOT       go down generally.                            o    The contagious effect of market or
 INSURED OR GUARANTEED  o    Changes in foreign currency rates                  economic setbacks in one country on other
        BY THE FEDERAL       depress the value of the Fund's investments.       emerging market countries.
     DEPOSIT INSURANCE  o    An adverse event, such as an                  o    Possible governmental restrictions on
    CORPORATION OR ANY       unfavorable earnings report, depresses the         currency conversions or trading.
      OTHER GOVERNMENT       value of a particular company's stock.        o    Difficulty in accurately valuing
               AGENCY.  o    The adviser's judgment about country               emerging market stocks or selling them at
                             allocations or the attractiveness, value or        their fair value, especially in down
                             potential appreciation of a particular             markets.
                             stock proves to be incorrect.                 o    Availability of less information about
                                                                                emerging market companies because of less
                                                                                rigorous accounting and regulatory
                                                                                standards.
---------------------- -------------------------------------------------- --------------------------------------------------
                                                                           [bar chart]
         TOTAL RETURN   This bar chart indicates the risks of investing    Total Return (Institutional Class)
                        in the Fund by showing changes in the Fund's       Year ended  Year ended  Year ended  Year ended
                        performance from year to year.  Past performance   12/31/96       12/31/97      12/31/98
                        does not necessarily indicate how the Fund will    12/31/99
                        perform in the future.                             8.32%           -11.29%       -23.22%      63.58%

     QUARTERLY RETURN
                        PICTET GLOBAL EMERGING MARKETS FUND                Year ended
                        HIGHEST:  35.70% IN SECOND QUARTER 1999            12/31/00
                        LOWEST:  -24.97% IN SECOND QUARTER 1998            -36.98%


---------------------- -------------------------------------------------- --------------------------------------------------
                        The table below  indicates  the risks of  investing  Corporation Global Composite Index.
                        in  the   Institutional   Class   of  the  Fund  by  Performance information is not available for comparing the Fund's  average  annual total returns  the Retail Class since it has not been active
                        for   the   periods   shown   to   those   of   the  for a full year.
                        International Finance

-----------------------------------------------------------------------------------------------------------------------------
                                                    GLOBAL EMERGING MARKETS FUND
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                   PERIODS ENDED DECEMBER 31, 2000

                                                                 1 YEAR        5 YEAR     LIFE OF FUND(1)
                                                                                          (began 10/4/95)
                        PICTET GLOBAL EMERGING MARKETS FUND
                        (INSTITUTIONAL CLASS)                    -36.98%        -5.33%        -5.96%
                        IFC GLOBAL COMPOSITE INDEX(2)            -28.77%        -3.35%        -3.74%

--------------------------------------------------------------------------------

                        (1)  The  performance of the IFC Global  Composite Index
                             is calculated from September 30, 1995.
                        (2)  The  International   Finance   Corporation   Global
                             Composite   Index   (Total   Return)  is  a  market
                             capitalization  weighted  index that is designed to
                             represent  the   performance   of  emerging   stock
                             markets.  The index includes  equity  securities of
                             1917 companies domiciled in 34 countries.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED

============================================================================================================================

              FEES AND
              EXPENSES

  THIS TABLE DESCRIBES
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD
   SHARES OF THE FUND.
                        FOR YEAR ENDED 12/31/00                           INSTITUTIONAL CLASS         RETAIL CLASS(1)

                                                                                NONE                     NONE
                        SHAREHOLDER FEES (paid directly from your
                        investment)                                             1.00%                    1.00%
                        REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS(2)

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                         1.25%                    1.25%
                        DISTRIBUTION (12B-1) FEES                               NONE                     0.25%
                                                                                0.69%                    0.87%
                        OTHER EXPENSES                                          0.69%                    0.87%
                        TOTAL ANNUAL FUND OPERATING EXPENSES(3)                 1.94%                    2.37%
============================================================================================================================

                        (1) RETAIL   CLASS  DID  NOT   CONDUCT   INVESTMENT
                            OPERATIONS   DURING  THE   FISCAL   YEAR  ENDED
                            DECEMBER  31, 2000.  AS A RESULT,  THE FEES AND
                            EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE
                            CURRENT FISCAL YEAR.
                        (2) PLEASE SEE "REDEEMING FUND SHARES" ON PAGE 27.

                        (3) VOLUNTARY FEE WAIVER AND/OR EXPENSE                 0.24%                    0.42%
                            REIMBURSEMENT

                            NET EXPENSES                                        1.70%                    1.95%

                            THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE
                            TERMINATED AT ANY TIME.
----------------------------------------------------------------------------------------------------------------------------
       THIS EXAMPLE IS  The example assumes that:                            Although your actual costs may be higher or
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the          lower, under these assumptions your costs
   COMPARE THE COST OF       time periods indicated.                         would be:
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the
    INVESTING IN OTHER       same.+
         MUTUAL FUNDS.  o    You redeem your investment at the end of
                             each period.

                                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        INSTITUTIONAL CLASS                                    $197       $609       $1,047       $2,264
                        RETAIL CLASS                                           $240       $739         N/A          N/A
---------------------------------------------------------------------------
                           +The  example  is  calculated  using  gross  expenses.  Using  the net  expense calculation,  your costs for the Institutional  Class shares for 1, 3, 5 and 10 years in the  example  would  be $173,  $536,  $923 and  $2,009,  respectively.
                           Using the net expense  calculation,  your costs for the Retail Class shares for
                           1 and 3 years in the example would be $198 and $612, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY

======================= ====================================================================================================
            INVESTMENT  Long term growth of capital.
                  GOAL
----------------------- -------------------------------------------------- -------------------------------------------------
             PRINCIPAL  The Fund invests primarily in equity securities    and large capitalization companies.  The Fund
           INVESTMENTS  of companies with small market capitalizations     normally invests in at least three countries
        AND STRATEGIES  located outside the United States.  The Fund may   other than the U.S.
                        invest up to 35% of its assets in medium
----------------------- -------------------------------------------------- -------------------------------------------------

                        Equity securities include common and preferred     as the bottom 90% of the universe of companies
                EQUITY  stocks, investment company shares, convertible     listed in developed countries outside the U.S.
            SECURITIES  debt securities, warrants, subscription rights     when these companies are ranked by market
                        and depositary receipts for foreign stocks.        capitalization.  These small cap companies
                                                                           usually have individual market capitalizations
                        The Fund considers companies to be small cap       of $2 billion or less, but may be larger.
                        companies if they are in the same size range

----------------------- -------------------------------------------------- -------------------------------------------------

                        The adviser uses a bottom-up approach to try to    investors and a relative measure based on
       HOW THE ADVISER  identify companies with outstanding investment     return on capital employed.
    SELECTS THE FUND'S  potential.  The objective is to identify 100 top
           INVESTMENTS  investment opportunities using a systematic        At the primary research stage, the adviser
                        approach to stock selection and portfolio          conducts over 400 company meetings annually.
                        construction.  The selection process consists of   The adviser uses these meetings to review
                        three stages:                                      operations and internal controls, and to
                                                                           discuss strategy.  The adviser also undertakes
                        o    Research short list                           a thorough review of financial statements
                        o    Primary research                              focusing on balance sheet strength, operating
                        o    Stock selection                               performance and valuation.

                        The adviser screens more than 8000 companies to    Finally, the adviser constructs the portfolio
                        obtain a short-list of candidates for the next     using a team approach to select stock.  The
                        stage using screening parameters and other         Fund's exposure is monitored at the regional,
                        inputs.  The adviser uses both an absolute         sector and stock level.
                        measure of value based on returns to equity

PICTET INTERNATIONAL SMALL COMPANIES FUND(4)
RISK/RETURN SUMMARY - CONTINUED(4)

============================================================================================================================
             PRINCIPAL  Investors could lose money on their investments    o    A decline in the value of foreign
      INVESTMENT RISKS  in the Fund or the Fund may not perform as well         currencies relative to the U.S. dollar
                        as other investments if any of the following            will reduce the value of securities
  AN INVESTMENT IN THE  occurs:                                                 denominated in those currencies.
    FUND IS NOT A BANK  o    Foreign stock prices go down generally.       o    Small cap companies may have limited
    DEPOSIT AND IS NOT  o    An adverse event, such as an                       product lines, markets and financial
 INSURED OR GUARANTEED       unfavorable earnings report, depresses the         resources.  They may have shorter
        BY THE FEDERAL       value of a particular company's stock.             operating histories and more volatile
     DEPOSIT INSURANCE  o    The adviser's judgment about country               businesses.
    CORPORATION OR ANY       allocations or the attractiveness, value or   o    The prices of foreign small cap stocks
      OTHER GOVERNMENT       potential appreciation of a particular             tend to be more volatile than the prices
               AGENCY.       stock proves to be incorrect.                      of other stocks.
                                                                           o    The stock market may temporarily favor
                        Investing in small cap foreign companies                large cap over small cap stocks.
                        involves special risks, which are more severe in   o    Foreign securities and small cap
                        certain emerging market countries.                      stocks are sometimes less liquid and
                        o    There may be unfavorable foreign                   harder to value than securities of U.S.
                             government actions, political or economic          issuers or large cap stocks.
                             instability or less accurate information
                             about foreign companies.
----------------------------------------------------------------------------------------------------------------------------
          TOTAL RETURN  This bar chart  indicates the risks of investing in
                        the  Fund  by   showing   changes   in  the  Fund's  [bar chart]
                        performance  from  year to year.  Past  performance  Total Return (Institutional Class)
                        does not  necessarily  indicate  how the Fund  will
                        perform in the future.                               Year ended          Year ended    Year ended
                                                                             12/31/97               12/31/98    12/31/99
                                                                              -7.68%                   5.35%       86.45%

      QUARTERLY RETURN  PICTET INTERNATIONAL SMALL COMPANIES FUND            Year ended
                        HIGHEST:  44.70% IN FOURTH QUARTER 1999              12/31/00
                        LOWEST:  -16.99% IN THIRD QUARTER 1998               6.56%
----------------------- ---------------------------------------------------- -----------------------------------------------
                        The table below indicates the risks of investing     Small Companies Index.  Performance
                        in the Institutional Class of the Fund by            information is not available for the Retail
                        comparing the Fund's average annual total returns    Class since it has not been active for a full
                        for the periods shown to the HSBC James Capel        year.
                        World excluding U.S.
----------------------- ----------------------------------------------------------------------------------------------------
                                                        INTERNATIONAL SMALL COMPANIES FUND
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED DECEMBER 31, 2000
                                                                                                         LIFE OF FUND(1)
                                                                                    1 Year               (BEGAN 2/7/96)
                        PICTET INTERNATIONAL SMALL COMPANIES FUND
                        (INSTITUTIONAL CLASS)                                       6.56%                   15.05%
                        HSBC JAMES CAPEL WORLD EXCLUDING U.S.                      -14.76%                  1.81%
                        SMALL COMPANIES INDEX(2)                                   -14.76%                  1.81%
--------------------------------------------------------------------------------
                           (1)  The performance of the HSBC James Capel World excluding U.S. Smaller Companies
                                Index is calculated from January 31, 1996.
                           (2)  The HSBC James Capel World excluding U.S. Small Companies Index is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada.  The index is composed of 1200 company stocks from 20 markets.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED

============================================================================================================================
FEES AND EXPENSES       FOR YEAR ENDED 12/31/00                              INSTITUTIONAL CLASS        RETAIL CLASS(1)

  THIS TABLE DESCRIBES
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD
   SHARES OF THE FUND.

                        SHAREHOLDER FEES (paid directly from your                NONE                    NONE
                        investment)
                        REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS(2)   1.00%                    1.00%
                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund
                        assets)
                        MANAGEMENT FEES                                         1.00%                    1.00%
                        DISTRIBUTION (12B-1) FEES                               NONE                     0.25%
                        OTHER EXPENSES                                          1.66%                    1.66%
                        TOTAL ANNUAL FUND OPERATING EXPENSES(3)                 2.66%                    2.91%
============================================================================================================================
                        (1)  RETAIL CLASS DID NOT CONDUCT INVESTMENT OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31,
                             2000.  AS A RESULT, THE FEES AND EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT
                             FISCAL YEAR.
                        (2)  PLEASE SEE "REDEEMING FUND SHARES" ON PAGE 27.
                        (3)  VOLUNTARY FEE WAIVER AND/OR EXPENSE                1.46%                    1.46%
                             REIMBURSEMENT
                             NET EXPENSES                                       1.20%                    1.45%
                             THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY BE
                             TERMINATED AT ANY TIME.
----------------------- ---------------------------------------------------- ----------------------- -----------------------

       THIS EXAMPLE IS  The example assumes that:                            Although your actual costs may be higher or
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the          lower, under these assumptions your costs
   COMPARE THE COST OF       time periods indicated.                         would be:
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the
    INVESTING IN OTHER       same.+
         MUTUAL FUNDS.  o    You redeem your investment at the end of
                             each period.
                                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        INSTITUTIONAL CLASS                                    $269       $826       $1,410       $2,993
                        RETAIL CLASS                                           $294       $901         N/A          N/A
----------------------- ----------------------------------------------------
                           + The  example  is  calculated  using  gross  expenses.  Using the net  expense calculation,  your costs for the Institutional  Class shares for 1, 3, 5 and 10 years in the  example  would  be $122,  $381,  $660 and  $1,455,  respectively.
                           Using the net expense  calculation,  your costs for the Retail Class shares for
                           1 and 3 years in the example would be $148 and $459, respectively.

PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY

======================= ====================================================================================================

       INVESTMENT GOAL  Long term growth of capital.

----------------------- -------------------------------------------------- -------------------------------------------------

 PRINCIPAL INVESTMENTS  The Fund pursues its objective by investing in a   companies located in, or which conduct a
        AND STRATEGIES  diversified portfolio of equity securities of      significant amount of their business in, Europe.

----------------------- -------------------------------------------------- -------------------------------------------------
                        Equity securities include common and preferred     The Fund may invest in the following European
              EUROPEAN  stocks, investment company shares, convertible     countries: Austria, Belgium, Czech Republic,
              EQUITIES  debt securities, warrants, subscription rights     Denmark, Finland, France, Germany, Greece,
                        and depositary receipts for foreign stocks.        Hungary, Ireland, Italy, Luxembourg,
                                                                           Netherlands, Norway, Poland, Portugal, Spain,
                                                                           Sweden, Switzerland, Turkey and the United
                                                                           Kingdom.
----------------------- -------------------------------------------------- -------------------------------------------------

       HOW THE ADVISER  The process of economic convergence and monetary   research into the relevant industry to
    SELECTS THE FUND'S  union across Europe implies that it is more        identify  its growth and pricing dynamics, as
           INVESTMENTS  appropriate to consider the region as a block      well as the strength of the company's
                        rather than a collection of individual markets.    competitive position within the industry. The
                        Our process therefore focuses upon fundamental     adviser looks for companies with:
                        stock selection within a strategic sector
                        framework.                                         o    High quality sustainable business
                                                                                franchise.
                        Each stock in the investable universe is           o    Proven management ability to achieve
                        classified into sectors which correspond to the         cost control and efficiency.
                        sectors identified by the Fund's benchmark         o    The ability to generate free cash
                        index.  Stocks are also defined within three            flow, defined as gross cash flow (net
                        broad categories:                                       profit and depreciation) minus capital
                                                                                expenditures, minus the change in
                        o    Economic sensitives (where turnover is             working capital.
                             closely related to the level of GDP in the
                             markets in which it operates);                The adviser monitors the Fund's exposure to
                        o    Organic growth (where turnover grows at       each country to control risk.  The adviser
                             rates above GDP and is less dependent upon    limits the degree by which the Fund's exposure
                             it).                                          to particular countries may vary from the
                        o    Interest rate sensitives (where               country exposure of the Fund's benchmark index.
                             performance is impacted by the direction of
                             interest rate movements and level of
                             interest rates).

                        In selecting individual stocks, the adviser focuses on analyzing a distinct set of fundamental criteria. This includes in-depth


-----------------------------------------------

PICTET EUROPEAN EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED

======================= ================================================== =================================================
  PRINCIPAL
  INVESTMENT RISKS      Investors could lose money on their investments
                        in the Fund or the Fund may not perform as well    o    An adverse event, such as an
  AN INVESTMENT IN THE  as other investments if any of the following            unfavorable earnings report, depresses the
    FUND IS NOT A BANK  occurs:                                                 value of a particular company's stock.
    DEPOSIT AND IS NOT                                                     o    The adviser's judgment about country
 INSURED OR GUARANTEED  o    Foreign stock prices go down generally.            and industry allocations or the
        BY THE FEDERAL  o    Changes in foreign currency rates                  attractiveness, value or potential
     DEPOSIT INSURANCE       depress the value of the Fund's investments.       appreciation of a particular stock proves
    CORPORATION OR ANY  o    Negative developments in Europe                    to be incorrect.
      OTHER GOVERNMENT       disproportionately hurt the companies in
               AGENCY.       the Fund's portfolio.


----------------------- -------------------------------------------------- -------------------------------------------------



                        "Other  Expenses" is based on estimated  amounts for the current fiscal year.  Actual  expenses may
     FEES AND EXPENSES  be greater or less than such estimates.

  THIS TABLE DESCRIBES
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD
   SHARES OF THE FUND.

                                                                            INSTITUTIONAL CLASS    RETAIL CLASS(1)

                        SHAREHOLDER FEES (paid directly from your               NONE                    NONE
                        investment)
                        REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS(2)   1.00%                  1.00%



                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                         0.75%                  0.75%
                        DISTRIBUTION (12B-1) FEES                               NONE                   0.25%

                        OTHER EXPENSES                                          2.15%                  2.15%
                                                                                2.90%                  3.15%
                        TOTAL ANNUAL FUND OPERATING EXPENSES(3)
============================================================================================================================
                        (1)  RETAIL CLASS DID NOT CONDUCT INVESTMENT  OPERATIONS
                             DURING THE FISCAL YEAR ENDED  DECEMBER 31, 2000. AS
                             A  RESULT,  THE  FEES  AND  EXPENSES  ARE  BASED ON
                             ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                        (2)  PLEASE SEE "REDEEMING FUND SHARES" ON PAGE 27.

                        (3)  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT  1.90%                  1.90%

                             NET EXPENSES                                       1.00%                  1.25%

                             THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY
                             BE TERMINATED AT ANY TIME.

       THIS EXAMPLE IS  The example assumes that:                            Although your actual costs may be higher or
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the          lower, under these assumptions your costs
   COMPARE THE COST OF       time periods indicated.                         would be:
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the
    INVESTING IN OTHER       same. +
         MUTUAL FUNDS.  o    You redeem your investment at the end of
                             each period.

                                                                               1 YEAR     3 YEARS   5 YEARS       10 YEARS
                                        INSTITUTIONAL CLASS
                                                                                $293       $898         N/A          N/A
                                         RETAIL CLASS                           $318       $971         N/A          N/A

--------------------------------------------------------------------------
                           +  The example is calculated using gross expenses.  Using the net expense calculation, your costs for the Institutional Class shares for 1 and 3 years in the example would
                           be $102 and $318, respectively.   Using the net expense calculation, your costs for
                           the Retail Class shares for 1 and 3 years in the example would be $127 and $397, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY

======================= ====================================================================================================
       INVESTMENT GOAL  Long term growth of capital.
----------------------- -------------------------------------------------- -------------------------------------------------
 PRINCIPAL INVESTMENTS  The Fund invests primarily in equity markets       Index (MSCI EAFE Index), the benchmark against
        AND STRATEGIES  listed in the Morgan Stanley Capital               which the Fund measures its portfolio.
                        International Europe, Australasia and Far East

----------------------- -------------------------------------------------- -------------------------------------------------

                        The Fund typically invests 70 to 80% of its        interests in government owned or controlled
                EQUITY  assets in large capitalization equity              enterprises and depositary receipts for foreign
            SECURITIES  securities, but this allocation may change in      stocks.
                        the future.  Equity securities include common
                        and preferred stocks, investment company shares,
                        convertible debt securities, warrants,
                        subscription rights,

----------------------- -------------------------------------------------- -------------------------------------------------
       HOW THE ADVISER  The investment process consists of three stages
    SELECTS THE FUND'S  plus risk controls.  These are:                    The adviser assesses in detail liquidity and
           INVESTMENTS                                                     valuation conditions in major markets on a
                        o    Regional asset allocation.                    weekly basis.  This involves examining hundreds
                        o    Sector based strategy within regions.         of individual data series including, for
                        o    Stock selection.                              example, economic statistics produced each
                                                                           month and aggregate forecasts for corporate
                        In allocating the Fund's assets among regions,     earnings.  The adviser reorganizes these data
                        the adviser uses a proprietary "top-down"          series into "major factors" so that they can be
                        approach. Regional allocation is dictated by two   scored in an objective manner. Major factors
                        very strong beliefs:                               range from specific individual factors
                                                                           important in measuring liquidity or valuation
                        o    Liquidity is the primary driving force        (e.g. the movement in short term interest rates
                             of financial asset prices.                    in a particular country) to broad factors such
                        o    Valuation, principally measured by            as overall economic liquidity.  Liquidity may
                             reference to the yield on its long-term       be affected by a number of underlying economic
                             government debt (i.e. earnings yield/bond     variables such as money supply growth,
                             yield, cashflow yield/bond yield), is an      inflation and industrial production.  The
                             important but subsidiary factor.              adviser uses these scores in its top down asset
                                                                           allocation decision making process.
                        The best opportunities occur in markets where
                        liquidity and valuation are both positive.
                        Where the two conflict, liquidity is almost
                        always the dominant factor.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED

======================= ================================================== =================================================

                        In the second stage of the process, the adviser    fundamental criteria.  This includes in-depth
                        classifies sectors into three broad categories:    research into the relevant industry to
                        economic sensitive, organic growth and interest    identify  its growth and pricing dynamics, as
                        rate sensitive.  The adviser determines the        well as the strength of the company's
                        sector strategy for each region by identifying     competitive position within the industry.
                        the position of the regional economy along the
                        economic cycle.  Once the position along the       The adviser looks for companies with:
                        cycle has been established, the adviser sets
                        targets for specific weightings relative to the    o    High quality, sustainable business
                        Fund's benchmark within each broad category.            franchise.
                        Each broad category of sectors has a tendency to   o    Proven management capability,
                        perform differently at various stages of the            particularly regarding cost control and
                        economic cycle.                                         efficiency.
                                                                           o    The  capacity to generate free
                        In selecting individual stocks, the adviser             cashflow, defined as gross cash flow (net
                        focuses on analyzing a distinct set of                  profit and depreciation) minus capital
                                                                                expenditures, minus the change in working
                                                                                capital.

----------------------- -------------------------------------------------- -------------------------------------------------

  PRINCIPAL INVESTMENT  Investors could lose money on their investments    o    An adverse event, such as an
                 RISKS  in the Fund or the Fund may not perform as well         unfavorable earnings report, depresses the
                        as other investments if any of the following            value of a particular company's stock.
  AN INVESTMENT IN THE  occurs:                                            o    The adviser's judgment about region,
    FUND IS NOT A BANK                                                          country or sector allocations or the
    DEPOSIT AND IS NOT  o    Foreign stock prices go down generally.            attractiveness, value or potential
 INSURED OR GUARANTEED  o    Changes in foreign currency rates                  appreciation of a particular stock proves
        BY THE FEDERAL       depress the value of the Fund's investments.       to be incorrect.
     DEPOSIT INSURANCE
    CORPORATION OR ANY
      OTHER GOVERNMENT
               AGENCY.
----------------------- -------------------------------------------------- -------------------------------------------------

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED

============================================================================================================================


                        "Other  Expenses" is based on estimated  amounts for the current fiscal year.  Actual  expenses may
     FEES AND EXPENSES  be greater or less than such estimates.

  THIS TABLE DESCRIBES
 THE FEES AND EXPENSES
   THAT YOU MAY PAY IF
      YOU BUY AND HOLD
   SHARES OF THE FUND.


                                                                             INSTITUTIONAL CLASS     RETAIL CLASS(1)
                                                                                NONE                    NONE
                        SHAREHOLDER FEES (paid directly from your
                        investment)
                        REDEMPTION FEES FOR SHARES HELD LESS THAN 6 MONTHS(2)   1.00%                   1.00%

                        ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

                        MANAGEMENT FEES                                         0.75%                   0.75%
                        DISTRIBUTION (12B-1) FEES                               NONE                    0.25%

                        OTHER EXPENSES                                          2.12%                   2.12%

                        TOTAL ANNUAL FUND OPERATING EXPENSES(3)                 2.87%                   3.12%
============================================================================================================================
                        (1)  RETAIL CLASS DID NOT CONDUCT INVESTMENT OPERATIONS DURING THE FISCAL YEAR ENDED DECEMBER 31,
                             2000.  AS A RESULT, THE FEES AND EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT
                             FISCAL YEAR.

                        (2)  PLEASE SEE "REDEEMING FUND SHARES" ON PAGE 27.

                        (3)  VOLUNTARY FEE WAIVER AND/OR EXPENSE REIMBURSEMENT  1.87%                   1.87%

                             NET EXPENSES                                       1.00%                   1.25%

                             THIS FEE WAIVER AND/OR EXPENSE REIMBURSEMENT MAY
                             BE TERMINATED AT ANY TIME.
----------------------- ---------------------------------------------------- ----------------------- -----------------------



       THIS EXAMPLE IS  The example assumes that:                            Although your actual costs may be higher or
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the          lower, under these assumptions your costs
   COMPARE THE COST OF       time periods indicated.                         would be:
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the
    INVESTING IN OTHER       same. +
         MUTUAL FUNDS.  o    You redeem your investment at the end of
                             each period.

                                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        INSTITUTIONAL CLASS
                                                                                $290       $889         N/A          N/A
                        RETAIL CLASS                                            $315       $963         N/A          N/A

----------------------- ----------------------------------------------------
                           +  The example is calculated using gross expenses.  Using the net expense calculation, your costs for the Institutional Class shares for 1 and 3 years in the example would
                           be $102 and $318, respectively.   Using the net expense calculation, your costs for
                           the Retail Class shares for 1 and 3 years in the example would be $127 and $397, respectively.

THE FUNDS' INVESTMENTS

======================= ================================================== =================================================
            DEPOSITARY  Depositary receipts are securities issued by       Depositary Receipts, European Depositary
              RECEIPTS  banks and other financial institutions that        Receipts, Global Depositary Receipts and
                        represent interests in the stocks of foreign       Russian Depositary Certificates.
                        companies.  They include American

----------------------- -------------------------------------------------- -------------------------------------------------
CONVERTIBLE SECURITIES  Convertible securities are fixed-income            of common stock.  Convertible securities have
                        securities that may be converted at either a       general characteristics similar to both
                        stated price or stated rate into underlying        fixed-income and equity securities.
                        shares

----------------------- -------------------------------------------------- -------------------------------------------------
          WARRANTS AND  Warrants and subscription rights entitle the       set price.
   SUBSCRIPTION RIGHTS  holder to acquire the stock of a company at a
----------------------- -------------------------------------------------- -------------------------------------------------

       DEBT SECURITIES  Each Fund may invest up to 35% of its assets in    Securities are investment grade if they:
                        investment grade debt securities of U.S. and       o    Are rated in one of the top four
                        foreign corporate and governmental issuers.             long-term rating categories of a
                        These may include all types of debt securities          nationally recognized statistical rating
                        of any maturity.                                        organization.
                                                                           o    Have received a comparable short-term
                        The value of debt securities will go down if            or other rating.
                        interest rates go up, or the issuer of the         o    Are unrated securities that the
                        security has its credit rating downgraded or            adviser believes to be of comparable
                        defaults on its obligation to pay principal or          quality.
                        interest.
                                                                           A Fund's credit standards also apply to
                                                                           counterparties to OTC derivative contracts.

----------------------- -------------------------------------------------- -------------------------------------------------
             DEFENSIVE  Each Fund may depart from its principal            market and short-term debt securities.  If a
           INVESTMENTS  investment strategies in response to adverse       Fund takes a temporary defensive position, it
                        market conditions by taking temporary defensive    may be unable to achieve its investment goal.
                        positions in all types of money

----------------------- -------------------------------------------------- -------------------------------------------------
           DERIVATIVES  Each Fund may, but is not required to, use         Even a small investment in derivative contracts
AND HEDGING TECHNIQUES  derivative contracts for any of the following      can have a big impact on a Fund's stock market
                        purposes:                                          or currency exposure.  Therefore, using
                        o    To hedge against the economic impact of       derivatives can disproportionately increase
                             adverse changes in the market value of its    losses and reduce opportunities for gains when
                             securities, because of changes in stock       stock prices or currency rates are changing.
                             market prices or currency exchange rates.
                        o    As a substitute for buying or selling         A Fund may not fully benefit from or may lose
                             securities or currencies.                     money on derivatives if changes in their value
                                                                           do not correspond accurately to changes in the
                        Derivative contracts include options and futures   value of a Fund's holdings.  The other parties
                        on securities, securities indices or currencies;   to over-the-counter derivative contracts
                        options on these futures; forward currency         present the same types of default risk as
                        contracts; and currency swaps.  Derivative         issuers of fixed income securities.
                        contracts are valued on the basis of the value     Derivatives can also make a Fund less liquid
                        of the underlying securities.  A derivative        and harder to value, especially in declining
                        contract will obligate or entitle a Fund to        markets.
                        deliver or receive an asset or cash payment
                        based on the change in value of one or more
                        securities, currencies or indices.

----------------------- -------------------------------------------------- -------------------------------------------------

                        European Equity Fund and International Equity
      EMERGING MARKETS  Fund may invest up to 5% of assets in emerging market securities.

----------------------- -------------------------------------------------- -------------------------------------------------
    PORTFOLIO TURNOVER  Each Fund may engage in active and frequent        Frequent trading also increases transaction
                        trading.  This may lead to the realization and     costs, which could detract from a Fund's
                        distribution to shareholders of higher capital     performance.
                        gains, which would increase their tax liability.

----------------------- -------------------------------------------------- -------------------------------------------------
           EACH FUND'S  Each Fund's goal is non-fundamental so that the    approval of the Fund's shareholders.  A Fund
       INVESTMENT GOAL  board of trustees may change the investment goal   might not succeed in achieving its goal.
                        of a Fund without obtaining the
----------------------- -------------------------------------------------- -------------------------------------------------

INVESTMENT ADVISER

========================== ================================================= =================================================

                        The adviser provides investment advice and        advisory fee at the annual rate of the Fund's
EACH FUND'S INVESTMENT  portfolio management services to each Fund.       average daily net assets shown below.  The
     ADVISER IS PICTET  Under the supervision of the board of trustees,   adviser has voluntarily agreed to cap the total
         INTERNATIONAL  the adviser makes each Fund's day-to-day          annual operating expenses of the Retail and
    MANAGEMENT LIMITED  investment decisions, arranges for the            Institutional classes of each Fund as shown
                        execution of portfolio transactions and makes     below:
                        available the research services of its
                        portfolio managers and security analysts.          These caps do not apply to brokerage
                                                                           commissions, taxes, interest and litigation,
                        Each Fund has agreed to pay the adviser an         indemnification and other extraordinary
                                                                           expenses.  These expense caps can be revoked
                                                                           after sufficient notice at any time.
-------------------------- ------------------------------------------------- -------------------------------------------------

                     Fund                                                       Expense Limitation
                                                Management Fee        Institutional Class     Retail Class
Pictet Eastern European Fund                           1.50%                 2.00%               2.25%
Pictet Global Emerging Markets Fund                    1.25%                 1.70%               1.95%
Pictet International Small Companies Fund              1.00%                 1.20%               1.45%
Pictet European Equity Fund                            0.75%                 1.00%               1.25%
Pictet International Equity Fund                       0.75%                 1.00%               1.25%
----------------------------------------------- --------------------- --------------------- ----------------- ------------------

                            Established in 1980, the adviser currently        adviser and regulated in the United Kingdom by
                            manages approximately $9 billion of assets for    the Investment Management Regulatory
                            more than 150 accounts.  The adviser manages a    Organisation.
                            range of products including international fixed
                            income and equity portfolios for U.S. and         The adviser is an affiliate of Pictet & Cie, a
                            international institutional clients.  Its         Swiss private bank that was founded in 1805.
                            address is Tower 42, Level 37, 25 Old Broad       As of December 31, 2000, Pictet & Cie managed
                            Street,  London, EC2N 1HQ, United Kingdom.  The   approximately  $118 billion of assets under
                            adviser is both registered as a U.S. investment   management and administration for institutional
                                                                              and private clients.  Pictet & Cie is owned by
                                                                              eight partners.


               EASTERN
       EUROPEAN FUND'S       NAMES OF MANAGERS                                  POSITIONS DURING LAST FIVE YEARS
             PORTFOLIO       (HOW LONG ON FUND TEAM)
            MANAGEMENT
                  TEAM
                             ---------------------------- -------------------------------------------------------------------

                                                      Senior investment manager of the adviser, on the emerging markets
                             Jura Ostrowsky           team, with special responsibility for Russia and the former
                             (since inception)        Soviet Union republics.

                             ---------------------------- -------------------------------------------------------------------

                             Jack Arnoff              Investment manager specializing in the markets of the former
                             (since inception)        Soviet Union and Eastern Europe.  Before joining Pictet the adviser in 1998, he was an associate with Schooner Capital
                                                      (Boston) working on venture capital projects in Bulgaria,
                                                      Romania, Ukraine and Poland.  He has also consulted for Bulgarian banks on privatization and financing projects.
                             ---------------------------- -------------------------------------------------------------------

==============================================================================================================================
     GLOBAL EMERGING MARKETS       NAMES OF MANAGERS                        POSITIONS DURING LAST FIVE YEARS
                      FUND'S    (HOW LONG ON FUND TEAM)
                   PORTFOLIO
                  MANAGEMENT
                        TEAM

                              ---------------------------- -------------------------------------------------------------------
                              John Paul Smith              Senior investment manager of the adviser, with responsibility for
                              (since 2001)                 emerging market investments.  Before joining the adviser in 2001, he was at Morgan Stanley from 1995, most recently as head of global emerging markets strategy.

                              ---------------------------- -------------------------------------------------------------------
                              Richard Ormond               Senior investment manager of the adviser on the emerging markets
                              (since inception)            team.  He focuses mainly on the Indian subcontinent, the Middle
                                                           East and Africa.

                              ---------------------------- -------------------------------------------------------------------
                              Jura Ostrowsky               Senior investment manager of the adviser on the emerging markets
                              (since inception)            team, with special responsibility for Russia and the former
                                                           Soviet Union republics.

----------------------------- ---------------------------- -------------------------------------------------------------------

         INTERNATIONAL SMALL       NAMES OF MANAGERS                        POSITIONS DURING LAST FIVE YEARS
            COMPANIES FUND'S    (HOW LONG ON FUND TEAM)
        PORTFOLIO MANAGEMENT
                        TEAM
                              ----------------------------- ------------------------------------------------------------------

                                                            Senior investment manager of the adviser and head of the smaller
                              Robert Treich                 companies team.  Before to joining the adviser, he worked for
                              (since inception)             Richardson Greenshields of Canada.

                              ----------------------------- ------------------------------------------------------------------
                              Nils Francke                  Senior investment manager of the adviser within the smaller
                              (since inception)             companies team.  Before joining the adviser, he worked for M M
                                                            Warburg Bank in Hamburg, Salomon Brothers Inc. in New York and
                                                            Schroder Munchmeyer Hengst of Germany.

                              ----------------------------- ------------------------------------------------------------------
                              Michael McLaughlin            Senior investment manager of the adviser within the smaller
                              (since inception)             companies team.  He is responsible for the Asia Pacific region.
                                                            Before to joining the adviser, he was the Japanese investment manager at Provident Mutual.

                              ----------------------------- ------------------------------------------------------------------
                              Philippe Sarreau              Senior investment manager of the adviser within the smaller
                              (since 1998)                  companies team.  Before joining the adviser, he worked at Credit
                                                            Lyonnais as a French smaller companies analyst and later was responsible for the development of a specialized small cap sales team in London.
                              ----------------------------- ------------------------------------------------------------------

==============================================================================================================================

EUROPEAN EQUITY FUND'S          NAMES OF MANAGERS                          POSITIONS DURING LAST FIVE YEARS
  PORTFOLIO MANAGEMENT       (HOW LONG ON FUND TEAM)
                  TEAM
                        ----------------------------------- ----------------------------------------------------------------

                                                            Director  with  specific  responsibility  for the European team
                        Scott Jaffray                       and its  investments.  Before  joining  the  adviser  in  1996,
                         (since inception)                  Scott  spent six years  heading  the  European  equity  team at
                                                            Norwich  Union  Investment  Management,  a UK  based  insurance company.

                        ----------------------------------- ----------------------------------------------------------------
                                                            Senior investment manager of the adviser. Before joining the
                        Stephen Burrows                     adviser in 1997, Stephen worked as an investment manager on
                        (since inception)                   the European equity team at Norwich Union.

                        ----------------------------------- ----------------------------------------------------------------
                                                            Senior  investment  manager of the adviser.  Before joining the
                        Alessandro Lunghi                   adviser  in 1999,  Alessandro  worked at  Goldman  Sachs  Asset
                         (since inception)                  Management   as  a  senior   portfolio   manager  in  the  GSAM
                                                            pan-European  equity  team  and a team  leader  of an  industry research group.  Before that he worked at CIN Management  where his  responsibilities  included European equity fund management
                                                            as  well   as   active   quantitative   techniques   and   risk
                                                            management.

                        ----------------------------------- ----------------------------------------------------------------
                                                            Senior  investment  manager of the  adviser.  Before to joining
                        Mike O'Hara                         the  adviser,  Mike worked at Murray  Johnstone  in the UK as a
                         (since inception)                  European portfolio manager and was made investment  director in
                                                            1999.   Prior  to  1996,   he  worked   at   Murray   Johnstone
                                                            International  in Chicago  where he worked on asset  allocation models and marketing.

                        ----------------------------------- ----------------------------------------------------------------
                                                            Senior investment manager of the adviser. Before joining the
                        Grant Cullens                       adviser in 1998, Grant worked at Salomon Bros. as head of
                         (since inception)                  their UK equity sales desk during 1997.  Before this, he
                                                            worked at TSB Investment Management where he successfully
                                                            managed many of its UK unit trusts.  Grant became head of the
                                                            UK unit trust investment team managing #4 billion of UK assets following the merger of TSB Investment Management with Hill
                                                            Samuel and subsequently Lloyds Investment Management.

                        ----------------------------------- ----------------------------------------------------------------

==============================================================================================================================
                   TOTAL  The following performance information is the       The European composite's historical performance
              RETURNS OF  performance of a European composite managed by     does not indicate the future performance of
       COMPOSITE ACCOUNT  the adviser.  The composite is made up of          Pictet European Equity Fund.
                          institutional equity portfolios under the
                          adviser's discretionary management.  The           The portfolio performance returns were
                          portfolios of the European composite have          calculated using Modified Dietz Methodology (the
                          substantially the same investment objectives,      monthly total return is calculated by the gain
                          policies and strategies as those of Pictet         or loss on the portfolio plus income divided by
                          European Equity Fund.  As of December 31, 2000,    the portfolio mean).  The portfolio returns are
                          Pictet managed more than $1.8 billion in Pan       market capitalization weighted to create monthly
                          European equities.                                 composite returns which are geometrically linked
                                                                             on a monthly basis to create longer time
                                                                             periods.
------------------------- ------------------------------------------------ ------------------------------------------------


                            1992        1993        1994       1995          1996         1997      1998       1999       2000
------------------------- ---------- ----------- ---------- ------------ ------------- ---------- ---------- ---------- --------
EUROPEAN COMPOSITE         -5.02%      32.65%      10.23%     25.50%        29.40%       23.20%    29.28%     16.42%     -6.08%
MSCI EUROPE INDEX*         -4.24%      29.79%       2.66%     22.13%        21.57%       24.20%    28.91%      16.23%    -8.14%

Note: In May 1996, the adviser  appointed  Scott Jaffray from Norwich Union,  a large UK insurance  company.  Scott joined as Director  and head of the European  team.  In February  1997,  Stephen  Burrows,  the third member of the
Norwich  Union  European  Team  also  joined  the  adviser.  Alessandro  Lunghi  joined  the team in June 1999 from
Goldman  Sachs.  In November 1999 Mike O'Hara  joined from Murray  Johnstone.  The figures shown above  represent a composite of the Continental  European  performance  that they achieved at Norwich Union together with Pictet's own
UK equity  performance to May 1996.  From June 1996 to date,  performance  shown is for the Pan European  composite managed by this team. In compiling the above,  a key objective was to show the  historical  performance of the team members who are currently managing the adviser's European equities accounts.





Performance would be reduced if advisory accounts held cash       Since the above returns were not calculated for mutual funds,
positions or had inflows and outflows of cash to the same         they are not based on SEC performance standards.
extent as the fund.  In addition, advisory accounts are not       Performance calculations based on SEC standards would have
subject to Investment Company Act investment restrictions nor     been different.
to the provisions of the Internal Revenue Code relating to
regulated investment companies.  These restrictions and
provisions could have had an adverse effect on performance.

----------------------------------------------------------------- ---------------------------------------------------------------
         *  The Morgan Stanley Capital International Europe Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets in Europe.  The index includes equity securities of companies domiciled in 15 European countries.

==============================================================================================================================
     INTERNATIONAL EQUITY        NAMES OF MANAGERS                          POSITIONS DURING LAST FIVE YEARS
                   FUND'S              TITLE
     PORTFOLIO MANAGEMENT     (HOW LONG ON FUND TEAM)
                     TEAM
                           ------------------------------- -------------------------------------------------------------------
                           Mark Boulton                    Director of the adviser with specific responsibility for the
                            (since inception)              international team. Before joining the adviser in 1998, Mark was the head of the international equities department at Rothschild
                                                           Asset Management in London.

                           ------------------------------- -------------------------------------------------------------------
                           Richard Heelis                  Senior investment manager of the adviser with rresponsibility for
                           (since inception)               the Japanese equity market on the international team. Before joining the adviser in 1999, he was responsible for all Norwich
                                                           Union's Japanese equity portfolios.

                           ------------------------------- -------------------------------------------------------------------
                           Michael Collins                 Senior investment manager of the adviser with responsibility for
                            (since inception)              country allocation and top down strategy. Before joining the adviser in 1999, he was responsible for top-level country
                                                           allocation and long term investment strategy for Norwich Union's
                                                           With Profits Fund.

                           ------------------------------- -------------------------------------------------------------------

                                                           Director  with specific  responsibility  for the European team and
                           Scott Jaffray                   its  investments.  Before joining the adviser in 1996, Scott spent
                            (since inception)              six years heading the European equity team at Norwich Union.


-------------------------- ------------------------------- -------------------------------------------------------------------

                          The following performance information is the       Although similar to Pictet International Equity
                   TOTAL  performance of a pension account managed by the    Fund, the pension account is a separate
              RETURNS OF  adviser which has substantially the same           portfolio and its historic performance does not
                 PENSION  investment objectives, policies and strategies     indicate the future performance of Pictet
                 ACCOUNT  as those of Pictet International Equity Fund.      International Equity Fund.  Share prices and
                          As of December 31, 2000, Pictet managed more       investment returns will fluctuate, reflecting
                          than $118 million in international equities.       market conditions as well as changes in
                                                                             company-specific fundamentals of portfolio
                                                                             securities.
------------------------- -------------------------------------------------- --------------------------------------------------


                                                         1996        1997        1998         1999            2000
                  ------------------------------------ ---------- ----------- ----------- -------------- ---------------
                  INTERNATIONAL PENSION ACCOUNT          9.42%      5.12%       24.42%       28.84%         -11.00%
                  MSCI EAFE INDEX*                       6.36%      2.06%       20.33%       27.30%         -13.96%
-------------------------

* The Morgan Stanley  Capital  International  Europe,  Australasia  and Far East
(EAFE) Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes equity securities of companies domiciled in 20 countries.

==============================================================================================================================
                        Performance would be reduced if advisory accounts    Since the above returns were not calculated for mutual
                        held cash positions or had inflows and outflows of   funds, they are not based on SEC performance standards.
                        cash to the same extent as the Fund.  In addition,   Performance calculations based on SEC standards would
                        advisory accounts are not subject to Investment      have been different.
                        Company Act investment restrictions nor to the
                        provisions of the Internal Revenue Code relating
                        to regulated investment companies.  These
                        restrictions and provisions could have had an
                        adverse effect on performance.

INVESTMENT AND ACCOUNT POLICIES

======================= ================================================== =================================================

                        Each Fund calculates its net asset value per       Price information on listed securities is taken
    CALCULATION OF NET  share ("NAV") at the close of regular trading on   from the exchange where the security is
           ASSET VALUE  the New York Stock Exchange ("NYSE") (normally     primarily tracked.  Securities not tracked on
                        4:00 p.m. Eastern time) on each day the NYSE is    the valuation date for which market quotations
                        open for business.  The NYSE is open every week,   are readily available are valued at the mean
                        Monday through Friday, except on national          between the bid and ask prices, if available;
                        holidays and Good Friday.  If the New York Stock   otherwise they are valued at the last reported
                        Exchange closes early, the time for calculating    closing price.
                        NAV and the deadlines for share transactions
                        will be accelerated to the earlier closing         When market prices are not available, or when
                        times.  The NAVs will differ between classes of    the adviser believes that they are unreliable
                        shares.  The NAV of a class with higher expenses   or that the value of securities has been
                        will be lower than a class with lower expenses.    materially affected by events occurring after a
                                                                           foreign exchange closes, a Fund may price those
                        Each Fund generally values its portfolio           securities at fair value.  Fair value is
                        securities based on market prices or               determined in accordance with procedures
                        quotations.  Securities listed on a foreign        approved by the board of trustees.  A Fund that
                        exchange and unlisted foreign securities are       uses fair value to price securities may value
                        generally valued at the latest quoted sale price   those securities higher or lower than another
                        available before the time when assets are          Fund using market quotations or its own fair
                        valued.  Securities listed on a U.S. securities    value determination to price the same
                        exchange are generally valued at the last quoted   securities.
                        sale price as of the close of the exchange's
                        regular trading hours on the day the valuation     International markets may be open on days when
                        is made.  A Fund's currency translations are       U.S. markets are closed.  The value of foreign
                        done when the London Stock Exchange closes.        securities owned by a Fund could change on days
                                                                           when investors cannot buy or redeem shares.
----------------------- -------------------------------------------------- -------------------------------------------------

======================= ================================================== =================================================

PURCHASING FUND SHARES  The adviser, its affiliates or other               responsible for transmitting orders promptly to
                        institutions (collectively, "institutions") may    a Fund's transfer agent.
                        buy shares of a Fund at net asset value.
                        Institutions are

----------------------- -------------------------------------------------- -------------------------------------------------

     PURCHASING SHARES
     THROUGH FINANCIAL  Purchases may also be made at net asset value by                 INVESTMENT MINIMUMS
       INTERMEDIARIES/  the following:                                                  (INSTITUTIONAL CLASS)
         PROFESSIONALS                                                     Initial purchase                 $50,000
                        o    Investment advisers or financial
                             planners who place trades for their own
                             accounts or the accounts of their clients     Additional purchases              $5,000
                             and who charge a management, consulting or
                             other fee for their services; and clients                   INVESTMENT MINIMUMS
                             of these investment advisers or financial                      (RETAIL CLASS)
                             planners who place trades for their own
                             accounts if the accounts are linked to the    Initial purchase                  $2,500
                             master account of the investment adviser or
                             financial planner on the books and records
                             of the broker or agent.                       Additional purchases               $ 500
                        o    Retirement and deferred compensation
                             plans and trusts used to fund those plans,
                             including, but not limited to, those          Certain  retirement  accounts (e.g.  IRAs,  Roth
                             defined in section 401(a), 403(b), or 457     IRAs, Educational IRAs) may purchase shares of a
                             of the Internal Revenue Code and "rabbi       Fund  with  a  $2,000   initial   purchase   and
                             trusts."                                      additional  purchases  of  $2,000  each  for the
                                                                           Institutional  Class,  $500 each for the  Retail
                        Investors may be charged a fee if they effect      Class.  Additional  purchases  for  those in the
                        transactions in Fund shares through a broker or    Automatic  Investment  Plan may be as  little as
                        agent.                                             $500 each.


----------------------- -------------------------------------------------- -------------------------------------------------

   PURCHASE ORDERS AND                                                     Institutions and other investors should contact
              PAYMENTS  A purchase order will be filled at a Fund's NAV    the adviser for information about purchasing
                        next calculated after the order has been           Fund shares through in-kind exchanges of
                        received by either the Fund's transfer agent,      securities.
                        PFPC Inc., by one or more brokers authorized to
                        accept purchase orders on a Fund's behalf, or by   Each Fund and its distributor reserve the right
                        a designated intermediary authorized by a broker   to suspend the offering of Fund shares or to
                        to accept orders on a Fund's behalf.  A Fund       reject any purchase order.
                        will be deemed to have received the order when
                        an authorized broker or broker's authorized
                        designee accepts the order.  Institutions must
                        send payment for Fund shares in federal funds to
                        the transfer agent by 12:00 noon Eastern time on
                        the next business day.

======================= ================================================== =================================================
  PURCHASING SHARES BY  Call 1-877-470-0103 to arrange for a telephone     Each Fund and its transfer agent have
             TELEPHONE  transaction.  If you want to make future           procedures designed to verify that telephone
                        transactions (e.g., purchase additional shares,    instructions are genuine.  If they follow these
                        redeem or exchange shares) by telephone, you       procedures, they will not be liable for any
                        will need to elect this option either on the       losses caused by acting on unauthorized
                        initial application or subsequently in writing.    telephone instructions.

----------------------- -------------------------------------------------- -------------------------------------------------

  PURCHASING SHARES BY                                                     Mail your application and/or check to :
                  MAIL  Complete and sign an application.  Make your       PFPC Global Fund Services
                        check payable to Pictet Funds.  If you are         Att'n: PICTET Funds
                        adding to your existing account, include your      P.O. Box 61503
                        account name and number on the check.              211 S. Gulph Road
                                                                           King of Prussia, PA 19406

----------------------- -------------------------------------------------- -------------------------------------------------
  PURCHASING SHARES BY  If you are opening a new account, call the Funds   If you are adding to your existing account, you
                  WIRE  at 1-877-470-0103 to arrange for a wire            do not need to call the Funds to arrange for a
                        transaction.  Then wire federal funds to:          wire transaction, but be sure to include your
                        Boston Safe Deposit & Trust                        name and account number.
                        ABA#:    011001234
                        Credit:  (Insert name of your Fund)
                        Acct#:   143766
                        FBO:     (Insert shareholder name and account
                                 number)

                        Complete and sign an application and mail immediately following the initial wire transaction to:
                        PFPC Global Fund Services
                        Att'n: PICTET Funds
                        P.O. Box 61503
                        211 S. Gulph Road
                        King of Prussia, PA 19406

----------------------- -------------------------------------------------- -------------------------------------------------

  AUTOMATIC INVESTMENT  Through this option, you can have money
                  PLAN  electronically deducted from your checking,        The initial $50,000 minimum investment for the
                        savings or bank money market accounts and          Institutional Class and $2,500 minimum
                        invested in the Funds each month or quarter.       investment for the Retail Class still apply.
                        Complete the Automatic Investment Plan             However, subsequent investments can be as
                        Application, which is available upon request by    little as $500, for either class.
                        calling 1-877-470-0103, and mail it to the
                        address indicated.                                 The Funds may alter or terminate the Automatic
                                                                           Investment Plan at any time.


======================= ================================================== =================================================
     EXCHANGES BETWEEN  You may exchange shares of a Fund for shares of    To protect other shareholders of a Fund, a Fund
          PICTET FUNDS  any other Pictet Fund with the same class of       may cancel the exchange privileges of any
                        shares at the NAV of the acquired Fund next        person that, in the opinion of the Fund, is
                        determined after receipt of your exchange          using market-timing strategies.  The Funds may
                        request.  Both accounts must have identical        change or terminate the exchange privilege on
                        registrations.  Exchanges must meet the            60 days' advance notice to shareholders.
                        applicable minimum initial investment
                        requirements for the acquired Fund.  You may       You may be subject to a redemption fee if you
                        exchange into another Fund only if its shares      exchange shares after holding them less than
                        may legally be sold in your home state.            six months.  Please see "Redeeming Fund Shares"
                                                                           below.

----------------------- -------------------------------------------------- -------------------------------------------------

 REDEEMING FUND SHARES                                                     You may redeem shares of a Fund on any business
                        If you exchange or redeem shares after holding     day at the NAV next calculated after the
                        them six months or less (other than shares         transfer agent, broker authorized to accept
                        acquired through reinvestment of dividends or      redemption orders on the Fund's behalf, or
                        other distributions), a fee of 1% of the current   designated intermediary authorized by a broker
                        net asset value of the shares being exchanged or   to accept orders on the Fund's behalf receives
                        redeemed will be assessed and retained by the      the redemption request in proper form.  The
                        Fund for the benefit of the remaining              Fund will be deemed to have received the order
                        shareholders.  This fee is intended to encourage   when an authorized broker or broker authorized
                        long-term investment, to avoid transaction and     designee accepts the order.  Institutions are
                        other expenses caused by early redemptions, and    responsible for promptly transmitting
                        to facilitate portfolio management.                redemption orders to a Fund's transfer agent.

                        The fee is currently waived for pension funds,     Redemption proceeds are usually sent by wire on
                        endowments and other similar institutional funds   the business day after the effective date of a
                        due to certain economies associated with these     redemption.  Under unusual circumstances, a
                        accounts.  The redemption fee may be modified or   Fund may suspend redemptions, if allowed by the
                        discontinued at any time or from time to time.     Securities and Exchange Commission ("SEC"), or
                        This fee is not a deferred sales charge, is not    postpone payment up to seven days.
                        a commission paid to the adviser and does not
                        benefit the adviser in any way.                    Each Fund may also pay redemption proceeds in
                                                                           kind by giving securities to redeeming
                        The "first-in, first-out" method will be used to   shareholders.  You may pay transaction costs to
                        determine your holding period.  Under this         dispose of these securities.
                        method, the date of redemption or exchange will
                        be compared with the earliest purchase date of     If you purchased shares through a financial
                        shares held in your account.  If your holding      institution, a broker authorized to accept
                        period is less than six months, the                purchase orders on a Fund's behalf, or by a
                        redemption/exchange fee will be assessed on the    designated intermediary authorized by a broker
                        current net asset value of those shares.           to accept orders on a Fund's behalf, you should
                                                                           contact it for more information.

                                                                           Each institution, broker or intermediary may
                                                                           have its own procedures and requirements for
                                                                           selling shares and may charge fees.

----------------------- -------------------------------------------------- -------------------------------------------------

   REDEEMING SHARES BY                                                     later elected the privilege in writing, you may
             TELEPHONE  If you have chosen the telephone redemption        call  1-877-470-0103 to redeem up to $100,000
                        privilege on the initial application or            worth of shares.

======================= ================================================== =================================================
   REDEEMING SHARES BY                                                     Signature guarantees are designed to verify
                  MAIL  Shareholders may sell shares by making a written   that major transactions or changes to your
                        request to :                                       account are in fact authorized by you.  You can
                        PFPC Global Fund Services                          obtain a medallion signature guarantee from a
                        Att'n: PICTET Funds                                domestic bank or trust company, broker, dealer,
                        P.O. Box 61503                                     clearing agency, savings association, or other
                        211 S. Gulph Road                                  financial institution which is participating in
                        King of Prussia, PA 19406                          a medallion program recognized by the
                                                                           Securities Transfer Association.  The three
                        Include signatures of all persons required to      recognized medallion programs are Securities
                        sign for transactions, exactly as their names      Transfer Agents Medallion Program (STAMP),
                        appear on the account application.                 Stock Exchanges Medallion Program (SEMP) and
                                                                           New York Stock Exchange, Inc. Medallion Program
                        To protect your account from fraud, the Funds      (NYSE MSP).  Signature guarantees from
                        may require a medallion signature guarantee for    financial institutions which are not
                        certain redemptions.  We require a medallion       participating in one of these programs will not
                        signature guarantee if:                            be accepted.  A notary public stamp or seal
                        o    your address of record has changed            cannot be substituted for a signature
                             within the past 30 days or                    guarantee.
                        o    you are selling more than $100,000
                             worth of shares
----------------------- -------------------------------------------------- -------------------------------------------------
   REDEEMING SHARES BY  If you have chosen the wire redemption privilege   Wire redemption requests must be received by
                  WIRE  on the initial application or later elected the    the transfer agent by 4:00 p.m. Eastern time
                        privilege in writing, you may have the Funds       for money to be wired the next business day.
                        wire your proceeds to a predesignated bank
                        account.

----------------------- -------------------------------------------------- -------------------------------------------------
 SYSTEMATIC WITHDRAWAL  If you have a minimum of $100,000 in your          payments.  Under the Systematic Withdrawal
                  PLAN  account, you may direct the transfer agent to      Plan, you must elect to have dividends and
                        make payments to you (or anyone you designate)     distributions automatically reinvested in
                        monthly, quarterly or semi-annually.               additional Fund shares.

                        The amount of withdrawal payments must be at       The Funds may terminate any Systematic
                        least $500 per payment.  Fund shares are           Withdrawal Plan if the value of the account
                        redeemed in order to make withdrawal               falls below $10,000 due to share redemptions or
                                                                           an exchange of shares for shares of another
                                                                           Fund.
----------------------- -------------------------------------------------- -------------------------------------------------

               CLOSING  Each Fund may close your account if, for reasons
           SUB-MINIMUM  other than investment losses, the value of the     After a Fund notifies you of its intention to
              ACCOUNTS  Institutional Class shares or the Retail Class     close the account, you will have 30 days to
                        shares in the account falls below $25,000 or       bring the account back to the minimum level.
                        $2,500, respectively.  A Fund may convert your
                        Institutional Class shares to Retail Class
                        shares if the value of your account as a result
                        of share redemptions falls below $50,000.

======================= ================================================== =================================================
           PERFORMANCE  The  performance  of a Fund  may be  compared  in  of a Fund may also be compared in publications
                        publications   to  the   performance  of  various  to averages, performance rankings, or other
                        indices  and   investments   for  which  reliable  information prepared by recognized mutual fund
                        performance data is available.  The performance    statistical services.

----------------------- -------------------------------------------------- -------------------------------------------------

            DIVIDENDS,  Redemptions and exchanges of Fund shares are       Each Fund declares and pays dividends and
     DISTRIBUTIONS AND  taxable events on which you may recognize a gain   distributions according to the following
                 TAXES  or loss.  Dividends and distributions are also     schedule.  Dividends may differ between
                        taxable, as described in the chart below,          classes, with a class with higher expenses
                        whether they are received in additional shares     having a lower dividend.
                        or cash.

----------------------- -------------------------------------------------- -------------------------------------------------
             DIVIDENDS                   TYPE OF                      DECLARED                     FEDERAL
           ARE PAID IN                 DISTRIBUTION                   AND PAID                   TAX STATUS
            ADDITIONAL
             SHARES OF
               A FUND.
                        Dividends from net investment income        Annually      Taxable as ordinary income
                        Distributions of short term capital gain    Annually      Taxable as ordinary income
                        Distributions of long term capital gain     Annually      Taxable as capital gain

                        You should generally avoid investing in a Fund     Every January, each Fund will send shareholders
                        shortly before an expected dividend or             information about its dividends and
                        distribution.  Otherwise, you may pay taxes on     distributions during the previous calendar
                        dividends or distributions that are economically   year.  Most of a Fund's distributions are
                        equivalent to a partial return of your             expected to be capital gain.  If you do not
                        investment.    Income that the Funds receive       provide a Fund with a correct taxpayer
                        from sources within foreign countries may be       identification number and required
                        subject to withholding or other taxes imposed by   certifications, you may be subject to federal
                        such countries.  You should consult a tax          backup withholding tax.
                        adviser about particular federal, state, local
                        and other taxes that may apply to you.
----------------------- -------------------------------------------------- -------------------------------------------------

  DISTRIBUTION (12b-1)
                  FEES  The Retail Class shares of the Funds each have     The plan allows each Fund to pay not more than
                        adopted a rule 12b-1 distribution plan.  Under     0.25% per annum of the average daily net assets
                        the plan the Retail Class shares of each Fund      of the Retail Class shares of the Fund.
                        may reimburse the distributor, or others, on a     Because these fees are paid out of the Fund's
                        monthly basis for costs and expenses incurred by   assets on an ongoing basis, these fees will
                        the distributor in connection with the             increase the cost of your investment and over
                        distribution and marketing of shares of the        time may cost you more than paying other types
                        Fund.                                              of sales charges.  In addition, the Retail
                                                                           Class of each Fund will pay a portion of the
                                                                           fees associated with participation in various
                                                                           network programs.
----------------------- -------------------------------------------------- -------------------------------------------------

FINANCIAL HIGHLIGHTS



The following tables provide financial highlights of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2000 and which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers, LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this prospectus.

================================================================================


PICTET EASTERN EUROPEAN FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  YEAR             YEAR            PERIOD
                                                                 ENDED            ENDED            ENDED
                                                                12/31/00         12/31/99          12/31/98*
                                                                                               -------------------
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $8.87            $6.54            $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                                            (0.12)           (0.09)            0.00 #
     Net realized and unrealized gain/(loss) on investments         (0.18)             2.42            (3.39)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.30)             2.33            (3.39)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                      -                      -            (0.07)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                -                      -            (0.07)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                         $8.57            $8.87             $6.54
------------------------------------------------------------------------------------------------------------------
Total return++                                                     (3.38)%           35.63%          (33.93)%
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)                             $1,823           $1,933            $1,636
     Ratio of operating expenses to average net assets               2.00%            2.00%           2.00% +
     Ratio of net investment income/(loss) to average net          (1.21)%          (1.15)%         (0.06)% +
        assets
     Ratio of operating expenses to average net assets               9.16%           11.54%           9.97% +
        without waivers and expenses reimbursed
     Ratio of net investment income/(loss) to average net          (8.37)%         (10.69)%         (8.03)% +
        assets without waivers and expenses reimbursed
     Portfolio turnover rate                                           88%             117%               91%
---------------------------------

*      Pictet Eastern European Fund commenced operations on April 7, 1998.

+      Annualized.

++     Total return represents aggregate total return for the period.

#      Amount represents less than $0.01 per share.

PICTET GLOBAL EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                       YEAR       YEAR         YEAR              YEAR             YEAR
                                                      ENDED       ENDED        ENDED             ENDED            ENDED
                                                   12/31/00      12/31/99     12/31/98          12/31/97       12/31/96(a)
            -------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of                        $11.15        $6.81        $8.87            $10.13            $9.51
year
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
     Net investment income                            0.00#       (0.01)         0.04              0.04             0.07
     Net realized and unrealized gain/(loss) (4.13)                 4.35       (2.10)            (1.18)             0.71
     on investments
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.13)         4.34       (2.06)            (1.14)             0.78
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income           -            -            -              (0.02)           (0.07)
     Distributions from net realized loss on investments-            -            -              (0.10)           (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     -            -            -              (0.12)           (0.16)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $7.02       $11.15        $6.81             $8.87           $10.13
-------------------------------------------------------------------------------------------------------------------------------
Total return++                                     (36.98)%       63.73%     (23.22)%          (11.29)%            8.32%
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)             $97,158     $190,275      $94,362          $190,922         $122,047
     Ratio of operating                               1.70%        1.70%        1.70%             1.70%            1.70%
        expenses to average net
        assets
     Ratio of net investment                          0.04%      (0.19)%        0.55%             0.32%            0.88%
        income/(loss) to
        average net assets
     Ratio of operating                               1.94%        1.92%        2.00%             1.84%            2.20%
        expenses to average net
        assets without waivers
        and expenses reimbursed
     Ratio of net investment                        (0.20)%      (0.42)%        0.25%             0.18%            0.38%
        income to average net
        assets without waivers
        and expenses reimbursed
     Portfolio turnover rate                           128%         126%         123%               77%              48%
---------------------------------

#   Amount represents less than $0.01 per share.

++  Total return represents aggregate total return for the period.

(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding.  On
December 2, 1996, the board of trustees declared a stock dividend of nine additional shares for each share outstanding of Pictet
Global Emerging Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.

PICTET INTERNATIONAL SMALL COMPANIES FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         YEAR       YEAR        YEAR           YEAR           PERIOD
                                                        ENDED       ENDED       ENDED         ENDED           ENDED
                                                     12/31/00      12/31/99    12/31/98       12/31/97       12/31/96*(a)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $10.25        $6.55       $9.24         $10.15           $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income/(loss)                       0.00#       (0.02)        0.07 +++       0.08             0.09
     Net realized and unrealized gain/(loss)             0.71         5.66        0.41         (0.86)             0.20
     on investments
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         0.71         5.64        0.48         (0.78)             0.29
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
      Distributions from net investment income              -            -           -         (0.13)           (0.12)
     Distributions from net realized capital           (0.75)       (1.94)      (3.17)              -           (0.02)
     gains
     Distributions from capital                             -            -           -              -           (0.00) #
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.75)       (1.94)      (3.17)         (0.13)           (0.14)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $10.21       $10.25       $6.55          $9.24           $10.15
----------------------------------------------------------------------------------------------------------------------------
Total return++                                          6.56%       86.45%       5.35%        (7.68)%            2.85%
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)               $24,214       $4,776      $5,699        $23,773          $25,743
     Ratio of operating expenses to average             1.20%        1.20%       1.20%          1.20%            1.20% +
        net assets
     Ratio of net investment income/(loss) to         (0.37)%      (0.02)%       0.65%          0.82%            1.04% +
        average net assets
     Ratio of operating expenses to average             2.66%        4.76%       2.36%          2.20%            2.46% +
        net assets without waivers and
        expenses reimbursed
     Ratio of net investment income/(loss) to         (1.83)%      (3.58)%     (0.52)%        (0.18)%          (0.22)% +
        average net assets without waivers and
        expenses reimbursed
     Portfolio turnover rate                             142%         166%        132%            90%              53%
-----------------------------------

      * Pictet International Small Companies Fund commenced operations on February 7, 1996.

      + Annualized.

      ++ Total return represents aggregate total return for the period.

      +++ Per share numbers have been calculated using the average share method.

      # Amount represents less than $0.01 per share.

      (a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On December 2, 1996, the board of trustees declared a stock dividend of nine additional shares for each share outstanding of Pictet International Small Companies Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.

PICTET EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                                                     12/31/00*
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                    $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                                               0.00#
     Net realized and unrealized loss on investments                                                    (0.81)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        (0.81)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investments income                                                         (0.00)#
     Distributions from net realized capital gains                                                      (0.07)
---------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (0.07)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                           $9.12
---------------------------------------------------------------------------------------------------------------
Total return++                                                                                         (8.04)%
---------------------------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data
     Net assets, end of period (in 000's)                                                               $9,196
     Ratio of operating expenses to average net assets                                                  1.00%+
     Ratio of net investment income to average net assets                                               0.12%+
     Ratio of operating expenses to average net assets without waivers and expenses reimbursed          2.90%+
     Ratio of net investment loss to average net assets without waivers and expenses reimbursed       (1.77)%+
     Portfolio turnover rate                                                                               49%

*        Pictet European Equity Fund commenced operations on August 15, 2000.

+        Annualized.

++       Total return represents aggregate total return for the period.

#        Amount represents less than $0.01 per share.


PICTET INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.
                                                                                                                PERIOD
                                                                                                                 ENDED
                                                                                                             12/31/00*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                            $10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                                                       0.00#
     Net realized and unrealized loss on investments                                                            (0.90)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                (0.90)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investments income                                                                 (0.00)#
     Distributions from net realized capital gains                                                              (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                             (0.02)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $9.08
-----------------------------------------------------------------------------------------------------------------------
Total return++                                                                                                 (8.94)%
-----------------------------------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data
     Net assets, end of period (in 000's)                                                                       $9,105
     Ratio of operating expenses to average net assets                                                          1.00%+
     Ratio of net investment income to average net assets                                                       0.07%+
     Ratio of operating expenses to average net assets without waivers and expenses reimbursed                  2.87%+
     Ratio of net investment loss to average net assets without waivers and expenses reimbursed               (1.79)%+
     Portfolio turnover rate                                                                                       31%

*        Pictet International Equity Fund commenced operations on August 15, 2000.

+        Annualized.

++       Total return represents aggregate total return for the period.
#        Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------
FOR MORE INFORMATION

====================================================================================================================================


For investors who want more information about Pictet Eastern        Investors can get free copies of reports and SAIs, request
European Fund, Pictet Global Emerging Markets Fund, Pictet          other information and discuss their questions about each Fund
International Small Companies Fund, Pictet European Equity Fund     by contacting a Fund at:
and Pictet International Equity Fund, the following documents are
available free upon request.                                        PFPC Global Fund Services
                                                                    Att'n: PICTET Funds
ANNUAL/SEMIANNUAL REPORTS  Additional information about each        P.O. Box 61503
Fund's investments is available in the Funds' annual and            211 S. Gulph Road
semiannual reports to shareholders.  The Funds' annual report       King of Prussia, PA 19406
contains a discussion of the market conditions and investment       Telephone: 1-877-470-0103
strategies that significantly affected each Fund's performance
during its last year.                                               Investors can review the Funds' reports and SAIs at the Public
                                                                    Reference Room of the Securities and Exchange Commission.
STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more     Investors can get text-only copies:
detailed information about each Fund and is incorporated by
reference into this prospectus.                                     o    For a fee, by writing to the Public Reference Room of
                                                                         the Commission, Washington, D.C. 20549-0102
                                                                    o    Free from the Commission's Internet website at
                                                                         http://www.sec.gov.

                                                                    Investors can get information about the operation of the Public
                                                                    Reference Room by calling 1-202-942-8090.
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------- -----------------------------------

INVESTMENT ADVISER                           TRANSFER AGENT                                 INDEPENDENT ACCOUNTANTS
Pictet International                         PFPC Inc.                                      PricewaterhouseCoopers LLP
Management Limited
                                             LEGAL COUNSEL                                  CUSTODIAN
ADMINISTRATOR                                Hale and Dorr LLP                              Brown Brothers
PFPC Inc.                                                                                                Harriman & Co.
-------------------------------------------- ---------------------------------------------------------------------------------------

Investment Company Act File No. 811-9050

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2001

                                  PICTET FUNDS

                          PICTET EASTERN EUROPEAN FUND
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                           PICTET EUROPEAN EQUITY FUND
                        PICTET INTERNATIONAL EQUITY FUND

         This Statement of Additional Information dated April 30, 2001 is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust") Prospectus for Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund (the "Funds") dated April 30, 2001 (the "Prospectus"). The financial statements for the Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to shareholders for the Funds dated December 31, 2000. A copy of the Funds' Annual Report or Prospectus may be obtained without charge by calling the Trust at 1-877-470-0103.

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                        TABLE OF CONTENTS                  PAGE

         Investment Objectives and Policies...............................  37
         Purchase of Shares...............................................  49
         Redemption of Shares.............................................  49
         Portfolio Turnover...............................................  50
         Investment Limitations...........................................  50
         Management of the Fund...........................................  53
         Code of Ethics...................................................  58
         Investment Advisory and Other Services...........................  58
         Portfolio Transactions...........................................  65
         Additional Information Concerning Taxes..........................  65
         Performance Calculations.........................................  71
         General Information..............................................  72
         Financial Statements ............................................  73
         Appendix - Description of Ratings and U.S. Government Securities   74

                     INVESTMENT OBJECTIVES AND POLICIES

         The  following  policies  supplement  the  investment   objectives  and
policies set forth in the Prospectus:


         EQUITY SECURITIES. The Funds invest primarily in equity securities. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of a Fund's equity investments will change in response to stock market movements.

         EMERGING MARKET COUNTRIES: include those in Latin America, South East Asia, Africa, Eastern Europe and the Middle East.

         DEPOSITARY  RECEIPTS.   Each  Fund  may  purchase  American  Depositary
Receipts  ("ADRs"),  American  Depositary Shares ("ADSs"),  European  Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

         Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONVERTIBLE SECURITIES. Each Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         PRIVATIZATIONS. Each Fund may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when issued or forward commitment basis may decline between the purchase date and the settlement date.

         WARRANTS. Each Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         PREFERRED STOCK. Each Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         FOREIGN INVESTMENTS. Each Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to a Fund has failed to fulfill its duties to a Fund, it is entirely possible that a Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that a Fund would not be reimbursed for its loss.

         Investing in foreign companies involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because a Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of a Fund permit a Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from a Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Although a Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by a Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by a Fund.

         Foreign investment risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities, or, if a Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on a Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on a Fund's non-dollar denominated securities.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that a Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.



         OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which a Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with a Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) a Fund and any company or companies controlled by a Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) a Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in a Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

         HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. A Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         A Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         FORWARD CONTRACTS. Each Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract purchases, a Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of a Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. A Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         A Fund will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. A Fund may use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations or may enter into non-hedging transactions if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions). For an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         A Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a Fund or which it expects to purchase. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While a Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, a Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, a Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that a Fund has acquired or expects to acquire. Loss from investing in futures transactions by a Fund is potentially unlimited.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts would give a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         A Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         CURRENCY TRANSACTIONS. When the Funds need to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, a Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

         A Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that a Fund has contracted to purchase or sell. In addition, a Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by a Fund will be covered by maintaining cash or liquid assets in a segregated account.

         A Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, a Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

         Options on Securities, Securities Indices and Currencies. The Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Funds may invest. The Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         A Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve a Fund's giving another party, in return for a premium, the right to buy specified securities owned by a Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security would be limited while the option was in effect unless a Fund effected a closing purchase transaction.

         A Fund also may write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price. A Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund would segregate liquid assets with at least the value of the exercise price of the put options. A Fund would not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of a Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund's orders.

         CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, each Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). A Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. A Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether a Fund should enter into a repurchase agreement, and a Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser.

         In effect, by entering into a repurchase agreement, a Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Default by the seller also would expose a Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to a Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. a Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, a Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide a Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the 1940 Act.

         The Adviser will consider the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. Under normal circumstances, a Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to a Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that a Fund may not be able to establish its right to receive the underlying securities.

         SMALL COMPANIES. With respect to the Small Companies Fund: While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

         EASTERN EUROPE. With respect to the Eastern European Fund: Since the fall of the Berlin wall in 1989, the Eastern European region has received a cumulative Foreign Direct Investment of over US$ 50bn. Average growth rate has the potential to deliver 4-5% per year in a low inflation environment. Helped by the convergence toward core Europe, economic and institutional reforms are providing macroeconomic and political stability. As a result, over 70% of the region's economy is now owned by the private sector.

         STRATEGIC TRANSACTIONS. With respect to the Eastern European Fund, the Adviser does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Eastern European markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to reduce currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Adviser's view that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Adviser may, from time to time as circumstances dictate, engage in strategic transactions.



                             PURCHASE OF SHARES

         The purchase price of shares of a Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Funds and their distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At a Fund's discretion, shares of a Fund also may be purchased by exchanging securities acceptable to a Fund. A Fund need not accept any security offered for exchange unless it is consistent with its investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with a Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                              REDEMPTION OF SHARES

         The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of a Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by the Fund to offset its costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by a Fund.


                               PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Funds' portfolio turnover rates will not exceed 100%.

         EASTERN  EUROPEAN  FUND:  For the years  ended  December  31,  2000 and
December  31,  1999,   the  portfolio   turnover   rates  were  88%,  and  117%,
respectively.

         GLOBAL EMERGING MARKETS FUND: For the years ended December 31, 2000 and
December  31,  1999,   the  portfolio   turnover   rates  were  128%  and  126%,
respectively.

         INTERNATIONAL SMALL COMPANIES FUND: For the years ended December 31, 2000 and December 31, 1999, the portfolio turnover rates were 142% and 166%, respectively.

         EUROPEAN EQUITY FUND: For the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was 49%.

         INTERNATIONAL EQUITY FUND: For the period August 15, 2000 (commencement of operations) through December 31, 2000, the portfolio turnover rate was 31%.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the restrictions listed below which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

         Pictet Eastern European Fund, Pictet European Equity Fund and Pictet International Equity Fund will not:

(1) enter into commodities or commodity contracts, other than financial and currency futures contracts, swaps and other financial or currency derivative contracts;

(2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;



(4)     purchase on margin or sell short except as permitted by the 1940 Act;


(5) with respect to 75% of its total assets, at the time of purchase invest more than 5% of total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

(6) borrow money, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

(7) underwrite the securities of other issuers, except to the extent that the purchase and subsequent disposition of securities may be deemed underwriting;

(8) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(9) (Eastern European Fund only) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) above and may enter into reverse repurchase agreements. Pictet Global Emerging


        Markets Fund and Pictet International Small Companies Fund will not:


        (1) enter into commodities or commodity contracts, other than forward contracts;

        (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

        (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements,

        (4) purchase on margin or sell short except as specified above in investment limitation (1);

        (5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

        (6) with respect to 75% of total assets, invest more than 5% of total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

        (7) issue senior securities, except that the Trust or each Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (14) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

        (8) borrow money, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

        (9) underwrite the securities of other issuers, except to the extent that the purchase and subsequent disposition of securities may be deemed underwriting;

        (10) invest for the purpose of exercising control over management of any company; and

        (11) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.


         In addition, as non-fundamental policies, each Fund will not invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; for Pictet Eastern European Fund, Pictet European Equity Fund and Pictet International Equity Fund, a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding; and a Fund will not invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by a Fund that exceed the limitation set forth in investment limitation 5 above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE FUNDS

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


           Name and Address               Age    Position(s) with     Principal Occupation During Past Five Years
           ----------------               ---    ----------------     -------------------------------------------
                                                     Trust
                                                     -----
Jean G. Pilloud*                          57     Trustee, President   Senior Manager of Pictet & Cie.
Pictet & Cie                                     and Chairman
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole*                     39     Trustee              Partner  of Pictet & Cie since  1998;  CEO of
Pictet & Cie                                                          Pictet (Canada) & Co. Ltd. from 1994-1997.
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jeffrey P. Somers,*                       58     Trustee              Officer,  Director and  Stockholder of Morse,
Morse, Barnes-Brown & Pendleton                                       Barnes-Brown & Pendleton (law firm).
1601 Trapelo Road
Reservoir Place
Waltham, MA  02154

Bruce W. Schnitzer                        56     Trustee              Chairman  of  the  Board  of  Wand  Partners,
Wand Partners, Inc.                                                   Inc.;  Director,  PennCorp  Financial  Group,
630 Fifth Avenue, Suite 2435                                          AMRESCO Inc., and Nestor, Inc.
New York, NY  10111

                                          65     Trustee              Trustee  and  President  of the  Board of the
Edward L. Hoyt                                                        Museum of the Hudson  Highlands  since  1995;
1115 Fifth Avenue                                                     Director    of     Econergy     International
New York, NY  10128                                                   Corporation   (private   consulting   company
                                                                      specializing  in renewable  energy  projects)
                                                                      from   1997-1999  and  financial   consultant
                                                                      since 1999; Member of the Visiting  Committee
                                                                      of  M.I.T.'s  Department  of  Humanities  and
                                                                      Social  Science  since 1998;  Advisor for the
                                                                      International  Environment & Resource  Policy
                                                                      Program  at the  Fletcher  School  of Law and
                                                                      Diplomacy.

--------------------------
* Board Members Pilloud, Demole and Somers are "interested persons" of the Trust as defined in the 1940 Act.


           Name and Address               Age    Position(s) with     Principal Occupation During Past Five Years
           ----------------               ---    ----------------     -------------------------------------------
                                                     Trust
                                                     -----
David J. Callard                          62     Trustee              President,  Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                                   Information Management Associates,  Inc., Sky
630 Fifth Avenue, Suite 2435                                          Mall, Inc. and iGo Corporation.
New York, NY  10111

Gail A. Hanson                            59     Secretary            Vice  President,  PFPC Inc.  Ms.  Hanson  has
PFPC Inc.                                                             been  employed by PFPC Inc.  (formerly  known
101 Federal Street                                                    as First Data Investor Services Group,  Inc.)
Boston, MA  02110                                                     since September 1994.

                                          33     Treasurer            Supervisor  of  Accounting   Services   Unit,
John Herman                                                           Manager of Financial Reporting  Department at
PFPC Inc.                                                             PFPC  Inc.  since  2000.  Previously,  Senior
3200 Horizon Drive                                                    Financial Administrator at PFPC.
King of Prussia, PA 19406


REMUNERATION OF BOARD MEMBERS. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board meeting attended and out-of-pocket expenses incurred in attending such meetings.

         In addition, the Trustees established an Audit Committee consisting of three members. The Audit Committee members are Messrs. Callard, Hoyt and Schnizter. Each member earns an additional fee of $500 for each Audit Committee meeting attended.

         The Trustees have also established a Pricing Committee consisting of four members. The Pricing Committee members are Messrs. Callard, Somers, Hoyt and Demole. Each member earns an additional fee of $500 for each Pricing Committee meeting attended.

         The Trustees have also established a Nominating Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Schnitzer and Hoyt. Each member earns an additional fee of $500 for each Nominating Committee meeting attended.

                               COMPENSATION TABLE

         The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 2000. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.


--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
                                                     International                                TOTAL
NAME OF PERSON AND    Eastern       Global           Small                                        COMPENSATION
POSITION              European      Emerging         Companies        European      International FROM FUND
                      Fund          Markets Fund     Fund             Equity Fund   Equity Fund   COMPLEX
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
David J. Callard      $123          $9,092           $745            $268           $272          $10,500
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
Jean-Francois Demole  0             0                0               0              0             0
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
Edward L. Hoyt        29            2,081            349             144            147           2,750
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
Jean G. Pilloud       0             0                0               0              0             0
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
Bruce W. Schnizter    94            6,969            560             187            190           8,000
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------
Jeffrey P. Somers     111           8,217            688             241            243           9,500
Trustee
--------------------- ------------- ---------------- --------------- -------------- ------------- --------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


EASTERN EUROPEAN FUND:
---------------------

         As of April 16, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                SHARES HELD        % OF SHARES
                                                -----------         -----------

         Richard T. Peery                        100,351.773          46.51%
         2560 Mission College Blvd #101
         Santa Clara, CA  95054

         John Arrilliga                          49,999.998           23.17%
         2560 Mission College Blvd #101
         Santa Clara, CA  95054

         Bessemer Trust Company                  37,579.305           17.42%
         100 Woodbridge Center Drive
         Woodbridge, NJ  07095

         Charles Schwab & Co., Inc.              14,660.229            6.80%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA 94104

         As of April 16, 2001, David J. Callard, a Trustee of the Trust owned 4.68% of the outstanding shares of the Fund.

GLOBAL EMERGING MARKETS FUND:
----------------------------

         As of April 16, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                 SHARES HELD        % OF SHARES
                                                 -----------        -----------

         The Salvation Army Eastern Territory    2,320,761.136        15.98%
         440 West Nyack Road
         West Nyack, NY  10994

         The Salvation Army Southern Territory   2,259,956.002        15.57%
         1424 Northeast Expressway
         Atlanta, GA  30329

         City of Richmond                        2,097,104.507        14.44%
         Richmond Retirement System
         P.O. Box 10252
         Richmond, VA  23240

         University of Miami                     2,030,001.604        13.98%
         250 Ashe Building
         Coral Gables, FL 33146

         The Salvation Army Central Territory    1,785,221.250        12.30%
         10 West Algonquin Road
         Des Plaines, IL  60016

         The National YMCA Fund, Inc.            838,615.291          5.78%
         101 North Wacker Drive
         Chicago, IL  60606


         As of April 16, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL SMALL COMPANIES FUND:
----------------------------------

         As of April 16, 2001, the following entity owned 5% or more of the outstanding shares of the Fund:

                                                SHARES HELD         % OF SHARES
                                                -----------          ----------

         The Salvation Army                      923,782.815          32.02%
         Eastern Territory
         440 West Nyack, NY  10994-1739

         The Salvation Army                      738,910.236          25.61%
         Central Territorial Headquarters
         10 West Algonquin Road
         Des Plaines, IL  60016-6006

         Charles Schwab & Co., Inc.              351,672.091          12.19%
         Omnibus Spec. Cust. Acct. FBO Cust.
         101 Montgomery Street
         San Francisco, CA  94104

         Hendrix College                         222,014.894          7.70%
         1600 Washington Avenue
         Conway, AR  72032

         As of April 16, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


EUROPEAN EQUITY FUND:
--------------------

         As of April 16, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                 SHARES HELD        % OF SHARES
                                                 -----------        -----------

         Fox & Co.                               1,008,331.479        100.00
         P.O. Box 976
         New York, NY  10268

         As of April 16, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL EQUITY FUND:
--------------------------

         As of April 16, 2001, the following entities owned 5% or more of the outstanding shares of the Fund:

                                                  SHARES HELD       % OF SHARES
                                                  -----------       -----------

         Fox & Co.                               1,002,892.102        100.00%
         P.O. Box 976
         New York, NY  10268

         As of April 16, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

                                 CODE OF ETHICS

         The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

         The Adviser, Pictet International Management Limited, has also adopted a Code of Ethics which has been approved by the Trust's Board of Trustees. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Funds, has entered into an investment advisory agreement with the Adviser. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Funds, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Funds, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Funds.

         The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

EASTERN EUROPEAN FUND
---------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 2.00% of the Fund's average daily net assets for the Institutional Class and 2.25% for the Retail Class. For the Institutional Class for the years ended December 31, 2000 and December 31, 1999 and the period April 7, 1998 (commencement of operations) through December 31, 1998 the Fund incurred $31,073, $24,313 and $20,711, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                               Year        Year          Period
                                              Ended        Ended         Ended
                                            December     December       December
                                            31, 2000     31, 1999       31, 1998
                                            --------     --------       --------
           Fees waived                      $ 31,073     $24,313        $20,711
           Expenses reimbursed              $117,248     $79,131        $79,127

As of December 31, 2000, the Retail Class had not commenced operations.


GLOBAL EMERGING MARKETS FUND
----------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets for the Institutional Class and 1.95% for the Retail Class. For the Institutional Class for the years ended December 31, 2000, December 31, 1999 and December 31, 1998, the Fund incurred $1,961,292, $1,723,832 and $1,464,171, respectively, in fees and reimbursed expenses for advisory services. For these periods, the Adviser waived fees in the amounts as follows:

                                              Year         Year           Year
                                             Ended         Ended         Ended
                                            December     December       December
                                            31, 2000     31, 1999       31, 1998
                                            --------     --------       --------
           Fees waived                      $370,678     $309,921       $348,985
           Expenses reimbursed              $ 7,763          0             0

As of December 31, 2000, the Retail Class had not commenced operations.

INTERNATIONAL SMALL COMPANIES FUND
----------------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets for the Institutional Class and 1.45% for the Retail Class. For the Institutional Class, for the years ended December 31, 2000, December 31, 1999 and December 31, 1998, the Fund incurred $117,991, $50,263 and $160,128, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                              Year         Year         Year
                                             Ended         Ended        Ended
                                            December     December     December
                                            31, 2000     31, 1999     31, 1998
                                            --------     --------     --------
Fees Waived                                 $117,991      $50,263     $160,128
Expenses Reimbursed                          $55,039      $75,736     $17,265

As of December 31, 2000, the Retail Class had not commenced operations.


EUROPEAN EQUITY FUND
--------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets for the Institutional Class and 1.25% for the Retail Class. For the Institutional Class for the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $25,513 in fees for advisory services. For this period, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                           August 15,      Year        Year
                                          2000 through     Ended       Ended
                                           December       December    December
                                           31, 2000       31, 1999    31, 1998
                                           --------       --------    --------
           Fees waived                     $25,513          N/A        N/A
           Expenses reimbursed             $38,987

As of December 31, 2000, the Retail Class had not commenced operations.


INTERNATIONAL EQUITY FUND
-------------------------

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets for the Institutional Class and 1.25% for the Retail Class. For the Institutional Class for the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $25,871 in fees for advisory services. For this period, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                           August 15,     Year         Year
                                          2000 through    Ended        Ended
                                            December     December     December
                                            31, 2000     31, 1999     31, 1998
                                            --------     --------     --------
           Fees waived                      $25,871      N/A          N/A
           Expenses reimbursed              $38,516

As of December 31, 2000, the Retail Class had not commenced operations.

ADMINISTRATIVE AND TRANSFER AGENT SERVICES
------------------------------------------

         PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Funds' investments. PFPC is a majority-owned subsidiary of PNC Bank Corp. For its services as accounting agent, PFPC is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from each Fund. For administrative services, PFPC is entitled to receive $366,667 per annum from the Trust, allocated among the Funds of the Trust based on average daily net assets. In addition, PFPC is paid separate compensation for its services as transfer agent.

         PFPC is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         Prior to December 1, 1999, administrative services were provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group"). Effective December 1, 1999, Investor Services Group became an indirect wholly owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc ("PFPC").

         Pursuant to an administration agreement, for the years ended December 31, 2000, 1999 and 1998, the Funds incurred the following in fees to PFPC/Investor Services Group for administration services rendered:



-------------------------------------- ------------------------ -------------------------- ------------------------
            Fund                         Year ended                Year ended                Year ended
                                        December 31,              December 31,              December 31,
                                            2000                      1999                      1998
-------------------------------------- ------------------------ -------------------------- ------------------------
Eastern European                          $  2,931                  $  2,574                  $  8,319(1)
-------------------------------------- ------------------------ -------------------------- ------------------------
Global Emerging Markets                   $226,770                  $209,324                  $209,718
-------------------------------------- ------------------------ -------------------------- ------------------------
International Small                       $ 21,443                  $  8,102                   $32,127
Companies
-------------------------------------- ------------------------ -------------------------- ------------------------
European Equity (2)                       $  7,276                     N/A                       N/A
-------------------------------------- ------------------------ -------------------------- ------------------------
International Equity (3)                  $  7,276                     N/A                       N/A
-------------------------------------- ------------------------ -------------------------- ------------------------

(1)  Commenced operations on April 7, 1998.
(2)  Commenced operations on August 15, 2000.
(3)  Commenced operations on August 15, 2000.

         DISTRIBUTOR. PFPC Distributors, Inc. ("PFPC Distributors" or the "Distributor") is the principal underwriter and distributor of shares of the Funds pursuant to a distribution agreement with the Trust. PFPC Distributors is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. PFPC Distributors is a wholly owned subsidiary of PFPC, the administrator, accounting agent and transfer agent for the Trust.


         DISTRIBUTION PLAN

         The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Funds after having concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Funds and their shareholders. The Plan provides for a monthly payment by the Retail Class shares of the Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use amounts received under the Plan for payments to broker-dealers or financial institutions (not including banks) for their assistance in distributing shares of the Retail Class and otherwise promoting the sale of Retail Class shares, including payments in amounts based on the average daily value of Retail Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.


         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which each Fund may bear pursuant to the Plan without approval by such Fund's Retail Class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are


"interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan voted to approve the Plan at a meeting held on March 9, 2001. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of shares of a Fund.

         CUSTODIAN. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, located in Philadelphia, Pennsylvania, serves as independent accountants for the Trust and audits the Funds' financial statements annually and reviews the Funds' federal tax returns.

         COUNSEL. Hale and Dorr LLP, located in Boston, Massachusetts, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Adviser, may, however, consistent with the interests of the Funds, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Funds and the Adviser's other clients.

         Brokerage commissions paid by the Funds for the years ended December 31, 2000, 1999 and 1998 are listed in the table below. None of these commissions were paid to an affiliate.



-------------------------------------- ------------------------ -------------------------- ------------------------
            Fund                         Year ended                Year ended                Year ended
                                        December 31,              December 31,              December 31,
                                            2000                      1999                      1998
-------------------------------------- ------------------------ -------------------------- ------------------------
Eastern European                             $5,089                    $8,176               $15,644 (1)
-------------------------------------- ------------------------ -------------------------- ------------------------
Global Emerging Markets                  $1,375,431                $1,298,048                $1,381,821
-------------------------------------- ------------------------ -------------------------- ------------------------
International Small                        $135,024                   $59,075                  $188,921
Companies
-------------------------------------- ------------------------ -------------------------- ------------------------
European Equity (2)                         $27,509                     N/A                       N/A
-------------------------------------- ------------------------ -------------------------- ------------------------
International Equity (3)                    $21,988                     N/A                       N/A
-------------------------------------- ------------------------ -------------------------- ------------------------

(1)  Commenced operations on April 7, 1998.
(2)  Commenced operations on August 15, 2000.
(3)  Commenced operations on August 15, 2000.


         Some securities considered for investment by a Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         GENERAL. The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The discussions of tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Each Fund is treated as a separate taxable entity under the Code and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, each Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of each Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to a Fund's principal business of investing in stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

         In order to qualify as a regulated investment company, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of each Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held a Fund's shares. A Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of a Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which a Fund realized the gains, and a Fund's holding periods for those assets.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of a Fund are acquired (including dividend reinvestments) within a prescribed period.

         An individual's net long-term capital gains are taxable at a maximum effective rate of 20%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

         If a Fund retains net capital gain for reinvestment, a Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by a Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of a Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If a Fund makes this election, each shareholder will be notified within 60 days after the close of a Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

         Each Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that a Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. A Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of a Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2000, the Funds elected to defer capital losses and currency losses occurring between November 1, 2000 and December 31, 2000 as follows:


---------------------------------------------------- -------------------- --- ----------------------
                                                     CAPITAL LOSSES           CURRENCY LOSSES
---------------------------------------------------- -------------------- --- ----------------------
Pictet Global Emerging Markets Fund                      $7,787,250                  $1,354
---------------------------------------------------- -------------------- --- ----------------------
Pictet International Small Companies Fund                 1,105,072                   7,052
---------------------------------------------------- -------------------- --- ----------------------
Pictet European Equity Fund                                 352,475                   6,471
---------------------------------------------------- -------------------- --- ----------------------
Pictet International Equity Fund                            127,398                   1,468
---------------------------------------------------- -------------------- --- ----------------------

         Such losses will be treated as arising on the first day of the year ending December 31, 2001.

         At December 31, 2000 the following Funds had available for Federal income tax purposes unused capital losses as follows:

----------------------------------------------- --------------------- --------------------- ----------------------
                                                EXPIRING IN 2006      EXPIRING IN 2007        EXPIRING IN 2008
----------------------------------------------- --------------------- --------------------- ----------------------
Pictet Eastern European Fund                    $     112,754               $59,601                  -----
----------------------------------------------- --------------------- --------------------- ----------------------
Pictet Global Emerging Markets Fund                45,380,329                 -----                  -----
----------------------------------------------- --------------------- --------------------- ----------------------
Pictet European Equity Fund                            -----                  -----                $311,680
----------------------------------------------- --------------------- --------------------- ----------------------
Pictet International Equity Fund                       -----                  -----                  90,802
----------------------------------------------- --------------------- --------------------- ----------------------

         Provided that it qualifies as a regulated investment company, a Fund will not be liable for Massachusetts income taxes or franchise taxes.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. A Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.

                            PERFORMANCE CALCULATIONS

         Each Fund may advertise its average annual total return for a class of shares. A Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                  T    =   [(EVR)1/n - 1]
                             ---
                              P

          Where:  T    =   average annual total return.
                ERV    =   ending redeemable value at the end of the period
                           covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                  P    =   hypothetical initial payment of  $1,000.

                  n    =   period covered by the computation, expressed in terms
                           of years.

         The Fund computes its aggregate total return for a class of shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                  T    =   [(ERV) - 1]
                             ---
                              P

         The calculations of average annual total return and aggregate total return for a class of shares assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. A Fund's average annual total return and aggregate total return for a class of shares do not reflect any fees charged by Institutions to their clients.


         For the periods ended December 31, 2000:
-------------------------------- ------------------------------------------ ---------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS (%)               AGGREGATE TOTAL RETURNS (%)
-------------------------------- ------------------------------------------ ---------------------------------------------
                                                                  Since                                         Since
                                  1 Year     5Year    10 Year   Inception    1 Year     5 Year     10 Year    Inception
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
Eastern European                   -3.38      N/A       N/A       -5.11       -3.38       N/A        N/A       -13.43
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
Global Emerging Markets           -36.98     -5.33      N/A       -5.96      -36.98     -23.95       N/A       -27.54
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
International Small Companies       6.56      N/A       N/A       15.05        6.56       N/A        N/A        98.74
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
European Equity                     N/A       N/A       N/A       -8.04        N/A        N/A        N/A        -8.04
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------
International Equity                N/A       N/A       N/A       -8.94        N/A        N/A        N/A        -8.94
-------------------------------- ---------- --------- --------- ----------- ---------- ---------- ---------- ------------

                               GENERAL INFORMATION

         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Each Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share net asset value of a Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         DESCRIPTION OF SHARES AND VOTING RIGHTS

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has five series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value,  in two  separate  classes  of  shares  in  each  of the  Trust's  Funds:
Institutional and Retail Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Funds may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Funds.

         When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. As of April 16, 2001, Richard T. Peery, Santa Clara, CA may be deemed to control the Eastern European Fund by virtue of owning more than 25% of the outstanding shares of the Fund. As of April 16, 2001, The Salvation Army may be deemed to control the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Fund. As of February 15, 2001, Fox & Co., New York, NY may be deemed to control the European Equity and International Equity Funds by virtue of owning more than 25% of the outstanding shares of each Fund.

         Shares of each Fund are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.

         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

                              FINANCIAL STATEMENTS


The Funds' financial statements, financial highlights and related notes and the report of independent accountants contained in the Trust's annual report for the year ended December 31, 2000 are incorporated by reference into this Statement of Additional Information.

        APPENDIX -- DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         DESCRIPTION OF BOND RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      DESCRIPTION OF U.S. GOVERNMENT SECURITIES AND CERTAIN OTHER SECURITIES

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.


                              C: OTHER INFORMATION

Item 23.      Exhibits:

                      (a)           Declaration  of Trust  dated May 23,  1995 is  incorporated  by
                                    reference   to   Post-Effective   Amendment   No.   3  to   the
                                    Registration  Statement  as  filed  with  the SEC via  EDGAR on
                                    January 2, 1996 ("Post-Effective Amendment No. 3").

                                    Amendment  to the  Declaration  of Trust  dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                                    Amendment to the  Declaration  of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                                    Amendment  to the  Declaration  of Trust dated March 1, 1996 is incorporated by reference to Post-Effective  Amendment No. 4 to the  Registration  Statement as filed with the SEC via EDGAR on
                                    April 1, 1996 ("Post-Effective Amendment No. 4").

                                    Amendment to the  Declaration  of Trust dated April 17, 1997 is incorporated by reference to Post-Effective  Amendment No. 8 to the  Registration  Statement as filed with the SEC via EDGAR on
                                    April 30, 1998 ("Post-Effective Amendment No. 8").

                                    Amendment to the  Declaration  of Trust dated April 13, 1999 is incorporated  by reference to  Post-Effective  Amendment No. 12 to the  Registration  Statement as filed with the SEC via EDGAR on April 30, 1999.

                                    Amendment  to the  Declaration  of Trust  dated May 11, 2000 is incorporated  by reference to  Post-Effective  Amendment No. 16 to the  Registration  Statement as filed with the SEC via EDGAR on June 28, 2000.

                      (b)           By-Laws  dated May 23,  1995,  as amended on December  15, 2000 are incorporated by reference to  Post-Effective  Amendment No.
                                    18 to the  Registration  Statement  as  filed  with the SEC via
                                    EDGAR on March 1, 2001 ("Post-Effective Amendment No. 18").

                      (c)           Not Applicable.

                      (d)           Investment  Advisory  Agreement  between  Registrant and Pictet
                                    International  Management  Limited  dated  October 3, 1995 with respect to Pictet Global Emerging  Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.



                                    78


                                    Supplement  dated  January 2, 1996 to the  Investment  Advisory
                                    Agreement with respect to Pictet  International Small Companies
                                    Fund is incorporated by reference to  Post-Effective  Amendment
                                    No. 4.

                                    Supplement  dated  March 12,  1997 to the  Investment  Advisory
                                    Agreement  with  respect  to Pictet  Eastern  European  Fund is incorporated by reference to Post-Effective Amendment No. 8.

                                    Supplement to the  Investment  Advisory  Agreement with respect to Pictet  European Equity Fund is incorporated by reference to
                                    Post-Effective  Amendment No. 17 to the Registration  Statement
                                    as   filed   with  the  SEC  via   EDGAR   on  July  19,   2000
                                    ("Post-Effective Amendment No. 17").

                                    Supplement to the  Investment  Advisory  Agreement with respect
                                    to  Pictet   International   Equity  Fund  is  incorporated  by
                                    reference to Post-Effective Amendment No. 17.

                      (e)           Distribution    Agreement    between    Registrant   and   PFPC
                                    Distributors,  Inc. dated December 31, 2000 is  incorporated by reference to Post-Effective Amendment No. 18.

                      (f)           Not Applicable.

                      (g)           Custodian  Agreement  between  Registrant  and  Brown  Brothers
                                    Harriman & Co. dated  September 15, 1995 with respect to Pictet
                                    Global  Emerging  Markets Fund is  incorporated by reference to
                                    Post-Effective Amendment No. 3.

                                    Amendment to Custodian  Agreement  dated  January 10, 1996 with
                                    respect  to  Pictet   International  Small  Companies  Fund  is
                                    incorporated by reference to Post-Effective Amendment No. 4.

                                    Amendment to Custodian  Agreement  dated  September 13, 1996 is incorporated by reference to Post-Effective  Amendment No. 6 to the  Registration  Statement as filed with the SEC via EDGAR on
                                    February 18, 1997.

                                    Amendment to Custodian  Agreement dated September 16, 1997 with respect to Pictet  Eastern  European  Fund is  incorporated  by reference to Post-Effective Amendment No. 8.




                                    79


                                    Amendment  to  Custodian   Agreement  with  respect  to  Pictet
                                    European   Equity  Fund  is   incorporated   by   reference  to
                                    Post-Effective  Amendment No. 10 to the Registration  Statement
                                    as  filed  with  the  SEC  via  EDGAR  on   February   3,  1999
                                    ("Post-Effective Amendment No. 10").

                                    Amendment  to  Custodian   Agreement  with  respect  to  Pictet
                                    International  Equity  Fund is  incorporated  by  reference  to
                                    Post-Effective Amendment No. 17.

                      (h)           Transfer Agency and Services  Agreement between  Registrant and
                                    The Shareholder  Services Group,  Inc. (now known as PFPC Inc.)
                                    dated  October 3, 1995 with respect to Pictet  Global  Emerging
                                    Markets Fund is  incorporated  by  reference to  Post-Effective
                                    Amendment No. 3.

                                    Supplement  dated  January 2, 1996 to the  Transfer  Agency and
                                    Services Agreement with respect to Pictet  International  Small
                                    Companies Fund is incorporated  by reference to  Post-Effective
                                    Amendment No. 4.

                                    Supplement  dated  March 12,  1997 to the  Transfer  Agency and
                                    Services  Agreement  with  respect to Pictet  Eastern  European
                                    Fund is incorporated by reference to  Post-Effective  Amendment
                                    No. 8.

                                    Supplement to the Transfer  Agency and Services  Agreement with respect  to Pictet  European  Equity  Fund is  incorporated  by reference to Post-Effective Amendment No. 10.

                                    Supplement to the Transfer  Agency and Services  Agreement with respect to Pictet  International Equity Fund is is incorporated by reference to Post-Effective Amendment No. 17.

                                    Administration   Agreement   dated   October  3,  1995  between
                                    Registrant and The Shareholder  Services Group, Inc. (now known as PFPC Inc.) with respect to Pictet  Global  Emerging  Markets
                                    Fund is incorporated by reference to  Post-Effective  Amendment
                                    No. 3.

                                    Amendment  dated  September  24,  1999  to  the  Administration
                                    Agreement  dated October 3, 1995 is  incorporated  by reference
                                    to   Post-Effective   Amendment  No.  13  to  the  Registration
                                    Statement as filed with the SEC via EDGAR on March 1, 2000.

                                    Supplement   dated  January  2,  1996  to  the   Administration
                                    Agreement   dated  October  3,  1995  with  respect  to  Pictet
                                    International   Small   Companies  Fund  is   incorporated   by
                                    reference to Post-Effective Amendment No. 4.



                                   80


                                    Supplement   dated  March  12,   1997  to  the   Administration
                                    Agreement  with  respect  to Pictet  Eastern  European  Fund is incorporated by reference to Post-Effective Amendment No. 8.

                                    Supplement  to the  Administration  Agreement  with  respect to
                                    Pictet  European  Equity Fund is  incorporated  by reference to
                                    Post-Effective Amendment No. 10.

                                    Supplement  to the  Administration  Agreement  with  respect to
                                    Pictet  International  Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                                    Form  of  Amendment  No.  12  dated  August  16,  2000  to  the
                                    Administration  Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 18.

                      (i)           Not Applicable.

                      (j)           Consent of PricewaterhouseCoopers LLP, Independent Accountants
                                    is filed herewith.

                                    Powers of Attorney for Jean G. Pilloud,  Jean-Francois Demole,
                                    Jeffrey P. Somers,  John F. Herman,  Bruce W. Schnitzer,  David
                                    J. Callard and Edward L. Hoyt are filed herewith.

                      (k)           Not Applicable.

                      (l)           Purchase  Agreement  dated  October  2,  1995 with  respect  to Pictet
                                    Global   Emerging   Markets  Fund  is  incorporated  by  reference  to
                                    Post-Effective Amendment No. 3.

                                    Purchase  Agreement  dated  February  1, 1996 with  respect  to Pictet
                                    International   Small   Companies  is  incorporated  by  reference  to
                                    Post-Effective Amendment No. 4.

                                    Purchase  Agreement  dated  March  12,  1997  with  respect  to Pictet
                                    Eastern  European Fund is incorporated by reference to  Post-Effective
                                    Amendment No. 8.

                                    Form of Purchase  Agreement  with  respect to Pictet  European  Equity
                                    Fund is incorporated by reference to Post-Effective Amendment No. 17.

                                    Form of  Purchase  Agreement  with  respect  to  Pictet  International
                                    Equity Fund is incorporated by reference to  Post-Effective  Amendment
                                    No. 17.



                                    81


                      (m)           Retail  Class  Plan  of   Distribution   pursuant  to  Rule  12b-1  is
                                    incorporated by reference to Post-Effective Amendment No. 18.

                      (n)           Multiple  Class  Plan  pursuant  to  Rule  18f-3  is  incorporated  by reference to Post-Effective Amendment No. 18.

                      (o)           Not Applicable.

                      (p)           Code  of  Ethics  for  the  Trust  is  incorporated  by  reference  to
                                    Post-Effective Amendment No. 17.

                                    Code  of  Ethics  for  Pictet  International   Management  Limited  is
                                    incorporated  by reference to  Post-Effective  Amendment No. 14 to the
                                    Registration  Statement  as filed  with the SEC via EDGAR on April 14,
                                    2000.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
              -------------------------------------------------------------

              None.

ITEM 25.      INDEMNIFICATION
              ---------------

              Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
              --------------------------------------------------------

              Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

              The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

ITEM 27.      PRINCIPAL UNDERWRITERS


              (a) PFPC Distributors,  Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of April 25, 2001:

                           AFBA 5 Star Funds
                           Alleghany Funds
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc.

                           Columbia Fixed Income Securities Fund, Inc.
                           Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy Fund II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           LKCM Funds
                           Matthews International Funds
                           McM Funds
                           Metropolitan West Funds
                           New Covenant Funds, Inc.
                           Pictet Funds
                           The RBB Fund, Inc.
                           Robertson Stephens Investment Trust
                           RWB/WPG U.S. Large Stock Fund
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Growth and Income Fund
                           WPG Tudor Fund
                           WT Investment Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.


                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

                  Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc
                           The Offit Variable Insurance Fund, Inc.

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


                  (b) The  following  is  a  list  of  the  executive  officers, directors, and partners of PFPC Distributors, Inc.:

                  Robert Crouse             -  Director

                  Susan Keller             -   Director

                  Michael DeNofrio         -   Chairman, President and Chief
                                               Executive Officer, Director

                  Bruno DiStefano          -   Vice President

                  Susan K. Moscaritolo     -   Vice President

                  Elizabeth T. Holtsbery   -   Vice President

                  Lisa Colon               -   Vice President

                  Rita G. Adler            -   Chief Compliance Officer

                  Christine A. Ritch       -   Chief Legal Officer, Secretary
                                               and Clerk

                  Bradley A. Stearns       -   Assistant Secretary and Assistant
                                               Clerk

                  John L. Wilson           -   Assistant Secretary and Assistant
                                               Clerk

                  Douglas D. Castagna      -   Controller

                  Craig D. Stokarski       -   Treasurer

(c)      Not Applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS
              --------------------------------

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

              Pictet International Management Limited
              Tower 42, Level 37
              25 Old Broad Street
              London, England EC2N 1HQ
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              PFPC Inc.
              101 Federal Street
              BOS 610
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              PFPC Inc.
              3200 Horizon Drive
              King of Prussia, PA 19406
              (records relating to its functions as distributor and transfer agent)


ITEM 29.      MANAGEMENT SERVICES
              -------------------

              Not Applicable.

ITEM 30.      UNDERTAKINGS
              ------------
              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, PICTET FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.

                                                PICTET FUNDS

                                     By               *
                                                -------------------------------
                                                Jean G. Pilloud
                                                Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                           Date
---------                            -----                           ----
        *                      Chairman, President               April 30, 2001
----------------               and Trustee
(Jean G. Pilloud)              (principal executive officer)

        *                      Trustee                           April 30, 2001
--------------------
(Jean-Fracois Demole)

        *                      Trustee                           April 30, 2001
------------------------
(Jeffrey P. Somers, Esq.)

        *                      Trustee                           April 30, 2001
--------------------
(Bruce W. Schnitzer)

        *                      Trustee                           April 30, 2001
------------------
(David J. Callard)

        *                      Trustee                           April 30, 2001
----------------
(Edward L. Hoyt)

        *                      Treasurer                         April 30, 2001
--------------                 (principal financial and
(Brian O'Neill)                accounting officer)

* By:
                  /s/Gail A. Hanson
                  -----------------
                  Gail A. Hanson
                  as Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION
-----------                -----------

(j)(1)                     Consent of  PricewaterhouseCoopers  LLP,  Independent
                           Accountants.

(j)(2) Powers of Attorney for Jean G. Pilloud, Jean-Francois Demole, Jeffrey P. Somers, John F. Herman, Bruce W. Schnitzer, David J. Callard and Edward L. Hoyt.